                                                    Prospectus dated May 1, 2007

                                     [LOGO]

                           Wealthmark Variable Annuity

                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in WEALTHMARK flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark Variable Annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
All Cap Core Trust
American Asset Allocation Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Bond Index Trust A
Capital Appreciation Trust
Classic Value Trust
Core Equity Trust
Equity Income Trust
Financial Services Trust
Franklin Templeton Founding Allocation Trust
Fundamental Value Trust
Global Allocation Trust
Global Bond Trust
Global Trust
Health Sciences Trust

JOHN HANCOCK TRUST
High Yield Trust
Income and Value Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust B
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Money Market Trust B Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust

JOHN HANCOCK TRUST
Real Estate Securities Trust
Science and Technology Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Value Trust
Strategic Bond Trust
Total Return Bond Trust
Total Stock Market Index Trust
U.S. Government Securities Trust
U.S. Large Cap Trust
Value Trust
DWS SCUDDER FUNDS
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Equity 500 Index VIP
DWS Growth Allocation VIP
DWS Moderate Allocation VIP

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


If you purchased a John Hancock New York Contract, you may have elected a "Payment Credit" Rider for an extra fee. If you did, John Hancock New York will add a Payment Credit of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Credit Rider may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Credit Rider. The amount of the Payment Credit Rider may, over time, be more than offset by the additional fees and charges associated with the Payment Credit Rider.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER         MAILING ADDRESS                   ANNUITIES SERVICE CENTER         MAILING ADDRESS
601 Congress Street              Post Office Box 55230             601 Congress Street              Post Office Box 55013
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5230  Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5013
(617) 663-3000 or                www.jhannuities.com               (877) 391-3748 or                www.jhannuitiesnewyork.com
(800) 344-1029                                                     (800) 551-2078

                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS..................................................    1
II. OVERVIEW..................................................................    3
III. FEE TABLES...............................................................    7
   EXAMPLES...................................................................    9
   FUNDS......................................................................   10
   FEEDER FUND................................................................   13
   MASTER FUND................................................................   13
             Total                                                               13
             Operating                                                           13
             Other                                                               13
             Total                                                               13
             Feeder Fund                                                         13
             Expenses                                                            13
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.........   15
   THE COMPANIES..............................................................   15
   THE SEPARATE ACCOUNTS......................................................   16
   THE FUNDS..................................................................   16
   VOTING INTEREST............................................................   25
V. DESCRIPTION OF THE CONTRACT................................................   26
   ELIGIBLE PLANS.............................................................   26
   ELIGIBLE GROUPS............................................................   26
   ACCUMULATION PERIOD PROVISIONS.............................................   26
     Purchase Payments........................................................   26
     Payment Credit...........................................................   27
     Accumulation Units.......................................................   28
     Value of Accumulation Units..............................................   28
     Net Investment Factor....................................................   28
     Transfers Among Investment Options.......................................   28
     Maximum Number of Investment Options.....................................   29
     Telephone and Electronic Transactions....................................   30
     Special Transfer Services-Dollar Cost
     Averaging Program........................................................   30
     Special Transfer Services - Asset Rebalancing Program....................   31
     Withdrawals..............................................................   31
     Special Withdrawal Services - The Income Plan............................   32
     Optional Guaranteed Minimum Withdrawal Benefits..........................   32
     Death Benefits During Accumulation Period................................   32
     Optional Enhanced Death Benefits.........................................   34
   PAY-OUT PERIOD PROVISIONS..................................................   34
     General..................................................................   34
     Annuity Options..........................................................   34
     Determination of Amount of the First Variable Annuity Benefit Payment....   37
     Annuity Units and the Determination of Subsequent Variable Annuity
     Payments.................................................................   37
     Transfers During Pay-out Period..........................................   37
     Death Benefit During Pay-out Period......................................   37
     Optional Guaranteed Minimum Income Benefits..............................   37
   OTHER CONTRACT PROVISIONS..................................................   38
     Right to Review..........................................................   38
     Ownership................................................................   38
     Annuitant................................................................   39
     Beneficiary..............................................................   39
     Modification.............................................................   39
     Our Approval.............................................................   39
     Misstatement and Proof of Age, Sex or Survival...........................   39
   FIXED INVESTMENT OPTIONS...................................................   40
VI. CHARGES AND DEDUCTIONS....................................................   42
   WITHDRAWAL CHARGES.........................................................   42
   ANNUAL CONTRACT FEE........................................................   43
   ASSET-BASED CHARGES........................................................   43
     Daily Administration Fee.................................................   43
     Mortality and Expense Risks Fee..........................................   44
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS.........................   44
   PREMIUM TAXES..............................................................   45
VII. FEDERAL TAX MATTERS......................................................   46
   INTRODUCTION...............................................................   46
   OUR TAX STATUS.............................................................   46
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS...............................   46
   NON-QUALIFIED CONTRACTS....................................................   46
     Undistributed Gains......................................................   46
     Taxation of Annuity Payments.............................................   47
     Surrenders, Withdrawals and Death Benefits...............................   47
     Taxation of Death Benefit Proceeds.......................................   47
     Penalty Tax on Premature Distributions...................................   48
     Puerto Rico Non-Qualified Contracts......................................   48
     Diversification Requirements.............................................   48
   QUALIFIED CONTRACTS........................................................   49
     Penalty Tax on Premature Distributions...................................   50
     Tax-Free Rollovers.......................................................   50
     Loans....................................................................   51
     Puerto Rico Contracts Issued to Fund Retirement Plans....................   51
   SEE YOUR OWN TAX ADVISER...................................................   51
VIII. GENERAL MATTERS.........................................................   52
   ASSET ALLOCATION SERVICES..................................................   52
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM...................   52
   DISTRIBUTION OF CONTRACTS..................................................   52
     Standard Compensation....................................................   52
     Revenue Sharing and Additional Compensation..............................   53
     Differential Compensation................................................   53
   CONFIRMATION STATEMENTS....................................................   54
   REINSURANCE ARRANGEMENTS...................................................   54
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE......................  A-1
APPENDIX B: QUALIFIED PLAN TYPES..............................................  B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS..................................  C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS...................  D-1
   INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS......  D-6
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS.......................  E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES................................  U-1

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents

General Information and History.............................................      3
Accumulation Unit Value Tables..............................................      3
Services....................................................................      3
            Independent Registered Public Accountant........................      3
            Servicing Agent.................................................      3
            Principal Underwriter...........................................      3
            Special Compensation and Reimbursement Arrangements.............      4
Legal and Regulatory Matters................................................      5
Appendix A: Audited Financial Statements....................................    A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

Statement of Additional Information
Table of Contents

General Information and History.............................................      3
Accumulation Unit Value Tables..............................................      3
Services....................................................................      3
            Independent Registered Public Accountant........................      3
            Servicing Agent.................................................      3
            Principal Underwriter...........................................      3
            Special Compensation and Reimbursement Arrangements.............      4
Legal and Regulatory Matters................................................      5
Appendix A:  Audited Financial Statements...................................    A-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street, Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A Separate Account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

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                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a death benefit and annuity payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payments to refer to the investments you make in the Contract. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.

   TYPE OF         MINIMUM INITIAL     MINIMUM SUBSEQUENT
  CONTRACT        PURCHASE PAYMENT      PURCHASE PAYMENT
Non-Qualified          $ 5,000               $ 30
  Qualified            $ 2,000               $ 30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment. If you purchased a John Hancock New York Contract with the Payment Credit feature, the minimum initial Purchase Payment was $10,000.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

      -     Enhanced Earnings Death Benefit - not offered in New York or
            Washington;

      - Accelerated Beneficiary Protection Death Benefit - not offered in New York or Washington.

Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits

      -     Guaranteed Principal Plus;

      -     Guaranteed Principal Plus for Life.

If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (See Appendix D). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix E:  Optional Guaranteed Minimum Income Benefits

      -     Guaranteed Retirement Income Benefits - offered by John Hancock USA;

      -     Guaranteed Retirement Income Benefits - offered by John Hancock New
            York.

In addition, if you purchased your Contract in New York, John Hancock New York offered a Payment Credit optional Rider. Under this Rider, John Hancock New York will credit a Payment Credit equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. The Payment Credit Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Credit Rider. The Payment Credit Rider was not available with Contracts issued by John Hancock USA.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the "VII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses that you paid when you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)

                                JOHN HANCOCK USA

MAXIMUM WITHDRAWAL CHARGE (as
percentage of Purchase Payments)(2)
-----------------------------------
First Year                              6%
Second Year                             6%
Third Year                              5%
Fourth Year                             5%
Fifth Year                              4%
Sixth Year                              3%
Seventh Year                            2%
Thereafter                              0%
TRANSFER FEE(3)
Maximum Fee                           $25
Current Fee                           $ 0

                              JOHN HANCOCK NEW YORK

MAXIMUM WITHDRAWAL CHARGE                 WITH PAYMENT   WITHOUT PAYMENT
(as percentage of Purchase Payments)(2)   CREDIT RIDER     CREDIT RIDER
---------------------------------------   ------------   ---------------
First Year                                      8%               6%
Second Year                                     8%               6%
Third Year                                      7%               5%
Fourth Year                                     7%               5%
Fifth Year                                      5%               4%
Sixth Year                                      4%               3%
Seventh Year                                    3%               2%
Eighth Year                                     1%               0%
Thereafter                                      0%               0%
TRANSFER FEE(3)
Maximum Fee                                   $25              $25
Current Fee                                   $ 0              $ 0

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VIII. General Matters - Premium Taxes").

(2) The charge is taken within the specified period of years measured from the date of payment.

(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                                                  JOHN          JOHN
                                                                HANCOCK       HANCOCK
                                                                  USA         NEW YORK
                                                              -----------   -----------
ANNUAL CONTRACT FEE(1)                                           $  30         $  30
ANNUAL SEPARATE ACCOUNT EXPENSES(2)
Mortality and Expense Risks Fee                                   1.25%         1.25%
Daily Administration Fee - asset based                            0.15%         0.15%
                                                                 -----         -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                            1.40%         1.40%
(With No Optional Riders Reflected)
OPTIONAL BENEFITS
FEES DEDUCTED FROM SEPARATE ACCOUNT
Optional Enhanced Earnings Death Benefit Fee                      0.20%     not offered
Optional Payment Credit Fee(3)                                not offered       0.35%
                                                              -----------      -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                            1.60%         1.75%
(With the Enhanced Earnings Death Benefit and Payment
   Credit Fees reflected, as applicable)
FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits(4)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
   Maximum Fee                                                    0.75%         0.75%
   Current Fee - Guaranteed Principal Plus for Life               0.40%         0.40%
   Current Fee - Guaranteed Principal Plus                        0.30%         0.30%
Optional Guaranteed Minimum Income Benefits(5)
(as a percentage of Income Base)
   Guaranteed Retirement Income Benefit II                        0.45%         0.45%
   Guaranteed Retirement Income Benefit III                       0.50%     not offered
Accelerated Beneficiary Protection Death Benefit(6)               0.50%     not offered
(as a percentage of the Accelerated Beneficiary Protection
   Death Benefit)

(1) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.

(2) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.

(3) This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Credit Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.

(4) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.

(5) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus or Guaranteed Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.

(6) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES(1)                           MINIMUM   MAXIMUM
---------------------------------------                           -------   -------
Range of expenses that are deducted from Fund assets, including
   management fees, Rule 12b-1 fees, and other expenses            0.25%     1.40%

(1) The minimum and maximum expenses shown do not include any expense reimbursements or fee waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.09% and 1.40%, respectively. Expense reimbursements and waivers may be terminated at any time.

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Contract with the costs of investing in other variable annuity Contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Fund operating expenses - Wealthmark Contract with optional Riders

WEALTHMARK CONTRACT WITH OPTIONAL BENEFIT RIDERS: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional benefit Riders and, for John Hancock New York Contracts, the Payment Credit and Guaranteed Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                              $1,445    $3,067    $4,581    $7,799
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:            $  927    $2,678    $4,302    $7,799

JOHN HANCOCK NEW YORK PAYMENT CREDIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                              $1,630    $3,257    $4,700    $7,868
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:            $  941    $2,715    $4,354    $7,868

EXAMPLE 2. Maximum Fund operating expenses - Wealthmark Contract with previously offered optional benefit Riders

WEALTHMARK CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT III

                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                             $1,418    $2,995    $4,466    $7,652
If you  annuitize, or do not surrender the Contract
   at the end of the applicable time period:           $  900    $2,603    $4,183    $7,652

JOHN HANCOCK NEW YORK GUARANTEED RETIREMENT INCOME BENEFIT II

                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                             $1,396    $2,936    $4,381    $7,537
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:           $  877    $2,541    $4,094    $7,537

EXAMPLE 3. Minimum Fund operating expenses - Wealthmark Contract with no optional benefit Riders

WEALTHMARK CONTRACT WITH NO OPTIONAL BENEFIT RIDERS The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK NO OPTIONAL BENEFIT RIDERS

                                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                       ------   -------   -------   --------
If you surrender the Contract at the end of the
   applicable time period:                              $774     $1,164    $1,550    $2,469
If you annuitize, or do not surrender the Contract
   at the end of the applicable time period:            $218     $  671    $1,150    $2,469

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.

                                                           ACQUIRED
                                                             FUND
                                                             FEES      TOTAL     CONTRACTUAL      NET
                        MANAGEMENT                OTHER       AND    OPERATING     EXPENSE     OPERATING
FUNDS                      FEES     12B-1 FEES  EXPENSES1  EXPENSES  EXPENSES2  REIMBURSEMENT   EXPENSES
-----                   ----------  ----------  ---------  --------  ---------  -------------  ---------
500 INDEX B(3)
NAV Class                  0.46%       0.00%      0.03%      0.00%     0.49%        0.24%        0.25%
ACTIVE BOND
Series II Class            0.60%       0.25%      0.04%      0.00%     0.89%        0.00%        0.89%
ALL CAP CORE
Series II Class            0.78%       0.25%      0.05%      0.00%     1.08%        0.00%        1.08%
BLUE CHIP GROWTH(4)
Series II Class            0.81%       0.25%      0.02%      0.00%     1.08%        0.00%        1.08%
BOND INDEX A
Series II Class            0.47%       0.25%      0.08%      0.00%     0.80%        0.00%        0.80%
CAPITAL APPRECIATION
Series II Class            0.75%       0.25%      0.03%      0.00%     1.03%        0.00%        1.03%
CLASSIC VALUE
Series II Class            0.80%       0.25%      0.11%      0.00%     1.16%        0.00%        1.16%
CORE EQUITY
Series II Class            0.78%       0.25%      0.05%      0.00%     1.08%        0.00%        1.08%
EQUITY-INCOME(4)
Series II Class            0.81%       0.25%      0.03%      0.00%     1.09%        0.00%        1.09%
FINANCIAL SERVICES
Series II Class            0.82%       0.25%      0.04%      0.00%     1.11%        0.00%        1.11%
FRANKLIN TEMPLETON
  FOUNDING
  ALLOCATION(5,6)
Series II Class            0.05%       0.25%      0.07%      0.97%     1.34%        0.09%        1.25%
FUNDAMENTAL VALUE
Series II Class            0.77%       0.25%      0.04%      0.00%     1.06%        0.00%        1.06%
GLOBAL ALLOCATION

                                                           ACQUIRED
                                                             FUND
                                                             FEES      TOTAL     CONTRACTUAL      NET
                        MANAGEMENT                OTHER       AND    OPERATING     EXPENSE     OPERATING
FUNDS                      FEES     12B-1 FEES  EXPENSES1  EXPENSES  EXPENSES2  REIMBURSEMENT   EXPENSES
-----                   ----------  ----------  ---------  --------  ---------  -------------  ---------
Series II Class            0.85%       0.25%      0.12%      0.00%     1.22%        0.00%        1.22%
GLOBAL BOND
Series II Class            0.70%       0.25%      0.10%      0.00%     1.05%        0.00%        1.05%
GLOBAL(7,8)
Series II Class            0.82%       0.25%      0.14%      0.00%     1.21%        0.00%        1.21%
HEALTH SCIENCES(4)
Series II Class            1.05%       0.25%      0.09%      0.00%     1.39%        0.00%        1.39%
HIGH YIELD
Series II Class            0.66%       0.25%      0.05%      0.00%     0.96%        0.00%        0.96%
INCOME & VALUE
Series II Class            0.79%       0.25%      0.07%      0.00%     1.11%        0.00%        1.11%
INDEX Allocation(9)
Series II Class            0.05%       0.25%      0.09%      0.53%     0.92%        0.12%        0.80%
INTERNATIONAL CORE
Series II Class            0.89%       0.25%      0.10%      0.00%     1.24%        0.00%        1.24%
INTERNATIONAL EQUITY
  INDEX B
NAV Class(3)               0.53%       0.00%      0.04%      0.00%     0.57%        0.23%        0.34%
INTERNATIONAL
  OPPORTUNITIES
Series II Class            0.89%       0.25%      0.11%      0.00%     1.25%        0.00%        1.25%
INTERNATIONAL SMALL
  CAP
Series II Class            0.92%       0.25%      0.19%      0.00%     1.36%        0.00%        1.36%
INTERNATIONAL VALUE(7)
NAV Class                  0.82%       0.00%      0.11%      0.00%     0.93%        0.00%        0.93%
INVESTMENT QUALITY
  BOND
Series II Class            0.60%       0.25%      0.07%      0.00%     0.92%        0.00%        0.92%
LIFESTYLE AGGRESSIVE
Series II Class            0.04%       0.25%      0.02%      0.90%     1.21%        0.00%        1.21%
LIFESTYLE BALANCED
Series II Class            0.04%       0.25%      0.01%      0.84%     1.14%        0.00%        1.14%
LIFESTYLE
  CONSERVATIVE
Series II Class            0.04%       0.25%      0.02%      0.78%     1.09%        0.00%        1.09%
LIFESTYLE GROWTH
Series II Class            0.04%       0.25%      0.01%      0.87%     1.17%        0.00%        1.17%
LIFESTYLE MODERATE
Series II Class            0.04%       0.25%      0.02%      0.81%     1.12%        0.00%        1.12%
MID CAP INDEX
Series II Class            0.48%       0.25%      0.04%      0.00%     0.77%        0.00%        0.77%

                                                           ACQUIRED
                                                             FUND
                                                             FEES      TOTAL     CONTRACTUAL      NET
                        MANAGEMENT                OTHER       AND    OPERATING     EXPENSE     OPERATING
FUNDS                      FEES     12B-1 FEES  EXPENSES1  EXPENSES  EXPENSES2  REIMBURSEMENT   EXPENSES
-----                   ----------  ----------  ---------  --------  ---------  -------------  ---------
MID CAP STOCK
Series II Class            0.84%       0.25%      0.04%      0.00%     1.13%        0.00%        1.13%
MONEY MARKET B
NAV Class(3)               0.50%       0.00%      0.01%      0.00%     0.51%        0.23%        0.28%
NATURAL RESOURCES
Series II Class            1.00%       0.25%      0.06%      0.00%     1.31%        0.00%        1.31%
PACIFIC RIM
Series II Class            0.80%       0.25%      0.21%      0.00%     1.26%        0.00%        1.26%
QUANTITATIVE ALL CAP
Series II Class            0.71%       0.25%      0.05%      0.00%     1.01%        0.00%        1.01%
QUANTITATIVE MID CAP
Series II Class            0.74%       0.25%      0.13%      0.00%     1.12%        0.00%        1.12%
QUANTITATIVE VALUE
Series II Class            0.68%       0.25%      0.05%      0.00%     0.98%        0.00%        0.98%
REAL ESTATE SECURITIES
Series II Class            0.70%       0.25%      0.03%      0.00%     0.98%        0.00%        0.98%
SCIENCE & TECHNOLOGY
Series II Class            1.05%       0.25%      0.09%      0.00%     1.39%        0.00%        1.39%
SMALL CAP GROWTH
Series II Class            1.07%       0.25%      0.08%      0.00%     1.40%        0.00%        1.40%
SMALL CAP INDEX
Series II Class            0.48%       0.25%      0.04%      0.00%     0.77%        0.00%        0.77%
SMALL CAP
  OPPORTUNITIES
Series II Class            0.99%       0.25%      0.03%      0.00%     1.27%        0.00%        1.27%
SMALL CAP VALUE
Series II Class            1.06%       0.25%      0.06%      0.00%     1.37%        0.00%        1.37%
SMALL COMPANY VALUE
Series II Class            1.02%       0.25%      0.05%      0.00%     1.32%        0.00%        1.32%
STRATEGIC BOND
Series II Class            0.68%       0.25%      0.07%      0.00%     1.00%        0.00%        1.00%
TOTAL RETURN
Series II Class            0.70%       0.25%      0.06%      0.00%     1.01%        0.00%        1.01%
TOTAL STOCK MARKET
  INDEX
Series II Class            0.49%       0.25%      0.03%      0.00%     0.77%        0.00%        0.77%
U.S. GOVERNMENT
  SECURITIES(10)
Series II Class            0.61%       0.25%      0.08%      0.00%     0.94%        0.00%        0.94%

                                                           ACQUIRED
                                                             FUND
                                                             FEES      TOTAL     CONTRACTUAL      NET
                        MANAGEMENT                OTHER       AND    OPERATING     EXPENSE     OPERATING
FUNDS                      FEES     12B-1 FEES  EXPENSES1  EXPENSES  EXPENSES2  REIMBURSEMENT   EXPENSES
-----                   ----------  ----------  ---------  --------  ---------  -------------  ---------
U.S. LARGE CAP
Series II Class            0.83%       0.25%      0.03%      0.00%     1.11%        0.00%        1.11%
VALUE
Series II Class            0.74%       0.25%      0.04%      0.00%     1.03%        0.00%        1.03%
DWS VIT FUNDS:
DWS EQUITY 500 INDEX
  VIP(11,12)               0.29%       0.25%      0.16%        --      0.70%        0.07%        0.63%
DWS VARIABLE
  SERIES II:
DWS CONSERVATIVE
  ALLOCATION VIP
  (13,14,15)               0.15%       0.25%      0.39%      0.61%     1.40%        0.04%        1.36%
DWS CORE FIXED
  INCOME
  VIP(16)                  0.59%       0.25%      0.22%        --      1.06%          --         1.06%
DWS GROWTH
  ALLOCATION
  VIP(13,14)               0.15%       0.25%      0.22%      0.71%     1.33%          --         1.33%
DWS MODERATE
  ALLOCATION
  VIP(13,14)               0.15%       0.25%      0.22%      0.68%     1.30%          --         1.30%

See footnotes following tables.

                                        FEEDER FUND                                    MASTER FUND
                        -------------------------------------------  ----------------------------------------------
                                                                                                       TOTAL MASTER
                                                            TOTAL                                         FUND &
                        MANAGEMENT                OTHER   OPERATING  MANAGEMENT                OTHER   FEEDER FUND
FUNDS                      FEES     12B-1 FEES  EXPENSES  EXPENSES2    FEES17    12B-1 FEES  EXPENSES    EXPENSES
-----                   ----------  ----------  --------  ---------  ----------  ----------  --------  ------------
AMERICAN ASSET
  ALLOCATION TRUST(3)
Series II Class            0.00%       0.75%      0.03%     0.78%       0.34%       0.00%      0.01%       1.13%
AMERICAN BOND TRUST
Series II Class            0.00%       0.50%      0.03%     0.53%       0.43%       0.25%      0.01%       1.22%
AMERICAN GROWTH TRUST
Series II Class            0.00%       0.50%      0.03%     0.53%       0.33%       0.25%      0.02%       1.13%
AMERICAN GROWTH-INCOME
  TRUST
Series II Class            0.00%       0.50%      0.03%     0.53%       0.28%       0.25%      0.01%       1.07%
AMERICAN INTERNATIONAL
  TRUST
Series II Class            0.00%       0.50%      0.03%     0.53%       0.52%       0.25%      0.05%       1.35%

FOOTNOTES TO EXPENSE TABLE:

(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense
     Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.

(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the JHT prospectus, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(3) JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(4) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.

(5) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.

(6) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.

(7) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.

(8) The Adviser has contractually agreed to limit "Other Expenses" as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.

(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expense Limit" until May 1, 2008.

(10) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(11) Includes 0.10% administration fee.

(12) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, 0.28% for Class A, 0.53% for Class B and 0.63% for Class B2 shares.

(13) In addition to the expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expense of the underlying portfolios in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying portfolios, based on its expected allocations to the underlying portfolios, is as shown in the table.

(14) Pursuant to its respective agreements with DWS Variable Series II, the investment manager has agreed to waive all or a portion of its management fee and reimburse or pay operating expenses to the extent necessary to maintain total operating expenses at 0.75% for the following Funds through the dates set forth after the Fund names: DWS Conservative Allocation VIP - Class B (April 30, 2010), DWS Growth Allocation VIP - Class B (September 30, 2007), and DWS Moderate Allocation VIP - Class B (September 30, 2007). The agreements exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses, and indirect expenses of underlying DWS portfolios in which the Funds invest.

(15) Restated on an annualized basis to reflect acquisition of Income Allocation VIP on September 15, 2006.

(16) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.

(17) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

      IV. General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

AAA Standard &          Extremely strong financial security
Poor's                  characteristics; 1st category of 21
A++ A.M. Best           Superior companies have a very strong
                        ability to meet their obligations; 1st
                        category of 16

AA+ Fitch               Very strong capacity to meet
                        policyholder and contract obligations;
                        2nd category of 24

John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's            Excellent in financial strength; 3rd
                       category of 21


These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

      - the liability to pay contractual claims under the Contracts is assumed by another insurer; or

      - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its Contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:

      -     the John Hancock Trust; or

      - DWS Scudder Funds with respect to the "DWS Conservative Allocation VIP", "DWS Core Fixed Income VIP", "DWS Equity 500 Index VIP", "DWS Growth Allocation VIP" and "DWS Moderate Allocation VIP."

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "V. Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

Fund Investment Objectives and Strategies

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

      The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

CAPITAL GUARDIAN TRUST COMPANY

      Income & Value    Seeks the balanced accomplishment of (a) conservation of
       Trust            principal and (b) long-term growth of capital and
                        income. To do this, the Fund invests its assets in both equity and fixed income securities based on the expected returns of the portfolios.

      U.S. Large Cap    Seeks long-term growth of capital and income. To do
       Trust            this, the Fund invests at least 80% of its net assets in
                        equity and equity-related securities of quality large-cap U.S. companies that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)

      American Asset    Seeks to provide high total return (including income and
         Allocation     capital gains) consistent with preservation of capital
         Trust          over the long term. To do this, the Fund invests all of
                        its assets in the master fund, Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

      American Bond     Seeks to maximize current income and preserve capital.
       Trust            To do this, the Fund invests all of its assets in the
                        master fund, Class 2 shares of the American Funds
                        Insurance Series Bond Fund, which normally invests at least 80% of its assets in bonds, with at least 65% in investment-grade debt securities and up to 35% in lower rated fixed income securities.

      American Growth   Seeks to make the shareholders' investments grow and to
       -Income Trust    provide the shareholder with income over time. To do
                        this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance
                        Series Growth-Income, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

      American Growth   Seeks to make the shareholders' investment grow. To do
       Trust            this, the Fund invests all of its assets in the master
                        fund, Class 2 shares of the American Funds Insurance
                        Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

      American          Seeks to make the shareholders' investment grow. To do
        International   this, the Fund invests all of its assets in the master
        Trust           fund, Class 2 shares of the American Funds Insurance
                        Series International Fund, which invests primarily in common stocks of companies located outside the United
                        States.

DAVIS SELECTED ADVISERS, L.P.

      Financial         Seeks growth of capital. To do this, the Fund invests at
        Services Trust  least 80% of its net assets in companies that are principally engaged in financial services.

      Fundamental       Seeks growth of capital. To do this, the Fund invests in
       Value Trust      common stocks of U.S. companies with durable business
                        models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH COMPANY

      Bond Index        Seeks to track the performance of the Lehman Brothers
       Trust A          Aggregate Bond Index (which represents the U.S.
                        investment grade bond market). To do this, the Funds invests at least 80% of their net assets in securities listed in the Lehman Brothers Aggregate Bond Index.(2)

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

DECLARATION MANAGEMENT & RESEARCH COMPANY
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC

      Active Bond       Seeks income and capital appreciation. To do this, the
       Trust(1)         Fund invests at least 80% of its net assets in a
                        diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.  ("DIMA")

      All Cap Core      Seeks long-term growth of capital. To do this, the Fund
       Trust            invests in common stocks and other equity securities
                        within all asset classes (small, mid and large cap), which may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

      Real Estate       Seeks to achieve a combination of long-term capital
       Securities       appreciation and current income. To do this, the Fund
       Trust            invests at least 80% of its net assets in equity
                        securities of REITs and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

     International      Seeks high total return. To do this, the Fund typically
       Core Trust       invests at least 80% of its total assets in a
      (formerly,        diversified portfolio of equity investments from a
     International      number of developed markets outside the U.S.
      Stock Trust)

JENNISON ASSOCIATES LLC

      Capital           Seeks long-term growth of capital. To do this, the Fund
       Appreciation     invests at least 65% of its total assets in equity and
       Trust            equity-related securities of companies that exceed $1
                        billion in market capitalization and have above-average growth prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.

      Core Equity       Seeks long-term capital growth. To do this, the Fund
       Trust            invests at least 80% of its net assets in equity
                        securities that offer the potential for capital growth by purchasing securities at large discounts relative to their intrinsic value.

MARSICO CAPITAL MANAGEMENT, LLC

      International     Seeks long-term growth of capital. To do this, the Fund
       Opportunities    invests at least 65% of its total assets in common
       Trust            stocks of at least three different foreign companies of
                        any size that are selected for their long-term growth potential.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

      500 Index         Seeks to approximate the aggregate total return of
       Trust B          abroad U.S. domestic equity market index. To do this,
                        the Fund invests at least 80% of its net assets in the common stocks in the S&P 500 Index(3) and securities that as a group will behave in a manner similar to the index.

      Franklin          Seeks long-term growth of capital. To do this, the Fund
       Templeton        invests primarily in three JHT portfolios: Global Trust,
       Founding         Income Trust and Mutual Shares Trust. The Fund is a fund
       Allocation       of funds and is also authorized to invest in NAV shares
       Trust            of many other JHT portfolios and other investment
                        companies.

      Index Allocation  Seeks long term growth of capital. Current income is
       Trust also a consideration. To do this, the Fund invests approximately 70% of its total assets in John Hancock index portfolios which invest primarily in equity securities and approximately 30% of its total assets in JH portfolios which invest primarily in fixed income securities.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

      Lifestyle        Seeks long-term growth of capital. Current income is not
       Aggressive(4)   a consideration. To do this, the Fund invests 100% of
                       its assets in JHT Funds which invest primarily in equity securities.

      Lifestyle        Seeks long-term growth of capital. Current income is not
       Aggressive(4)   a consideration. To do this, the Fund invests 100% of
                       its assets in JHT Funds which invest primarily in equity securities.

      Lifestyle        Seeks a balance between a high level of current income
       Balanced(4)     and growth of capital, with a greater emphasis on growth
                       of capital. To do this, the Fund invests approximately
                       40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest primarily in equity securities.

      Lifestyle        Seeks a high level of current income with some
       Conservative(4) consideration given to growth of capital. To do this, the Fund invests approximately 80% of its assets in JHT
                       Funds which invest primarily in fixed income securities and approximately 20% in Funds which invest primarily in equity securities.

      Lifestyle        Seeks long-term growth of capital. Current income is
       Growth(4)       also a consideration. To do this, the Fund invests
                       approximately 20% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 80% in Funds which invest primarily in equity securities.

      Lifestyle        Seeks a balance between a high level of current income
       Moderate(4)     and growth of capital, with a greater emphasis on
                       income. To do this, the Fund invests approximately 60% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.

      Mid Cap Index    Seeks to approximate the aggregate total return of a mid
       Trust           cap U.S. domestic equity market index. To do this, the
                       Fund invests at least 80% of its net assets in the common stocks in the S&P Mid Cap 400 Index(3) and securities that as a group behave in a manner similar to the index.

      Money Market     Seeks to obtain maximum current income consistent with
       Trust (B)       preservation of principal and liquidity. To do this, the
                       Fund invests in high quality, U.S. dollar denominated money market instruments.

      Pacific Rim      Seeks to achieve long-term growth of capital. To do
       Trust           this, the Fund invests at least 80% of its net assets in
                       common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets.

      Quantitative     Seeks long-term growth of capital. To do this, the Fund
       All Cap Trust   invests at least 65% of its total assets in equity
                       securities of large, mid and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

      Quantitative     Seeks long-term capital growth. To do this, the Fund
       Mid Cap Trust   invests at least 80% of its net assets in U.S. mid-cap
                       and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

      Quantitative      Seeks long-term capital appreciation. To do this, the
       Value Trust      Fund invests at least 65% of its total assets in
                        large-cap U.S. securities with the potential for long-term growth of capital.

      Small Cap         Seeks to approximate the aggregate total return of a
       Index Trust      small cap U.S. domestic equity market index. To do this,
                        the Fund invests at least 80% of its net assets in the common stocks in the Russell 2000 Index(5) and securities that as a group behave in a manner similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

      Total Stock       Seeks to approximate the aggregate total return of a
        Market Index    broad U.S. domestic equity market index. To do this, the
        Trust           Fund invests at least 80% of its net assets in the
                        common stocks in the Dow Jones Wilshire 5000 Index(6) and securities that as a group will behave in a manner similar to the index.

MUNDER CAPITAL MANAGEMENT

      Small Cap         Seeks long-term capital appreciation. To do this, the
       Opportunities    Fund invests at least 80% of its net assets in equity
        Trust           securities of small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

      Global Bond       Seeks maximum total return, consistent with preservation
       Trust            of capital and prudent investment management. To do
                        this, the Fund invests at least 80% of its net assets in fixed income instruments, futures contracts (including related options) with respect to such securities and options on such securities.

      Total Return      Seeks maximum total return, consistent with preservation
       Trust            of capital and prudent investment management. To do
                        this, the Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

PZENA INVESTMENT MANAGEMENT, LLC

      Classic Value     Seeks long-term growth of capital. To do this, the Fund
       Trust            invests at least 80% of its assets in domestic equity
                        securities of companies that are currently undervalued relative to the market, based on estimated future earnings and cash flow.

RCM CAPITAL MANAGEMENT LLC.
T. ROWE PRICE ASSOCIATES, INC.

      Science &         Seeks long-term growth of capital. Current income is
       Technology       incidental to the Fund's objective. To do this, the Fund
        Trust(7)        invests at least 80% of its net assets in the common
                        stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

SSGA FUNDS MANAGEMENT, INC.

      International     Seeks to track the performance of a broad-based equity
       Equity Index     index of foreign companies primarily in developed
       Trust B          countries and, to a lesser extent, in emerging market
                        countries. To do this, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley
                        Capital International All Country World Excluding U.S.
                        Index.(8)

TEMPLETON GLOBAL ADVISORS LIMITED

      Global Trust      Seeks long-term capital appreciation. To do this, the
                        Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

TEMPLETON GLOBAL ADVISORS LIMITED - CONTINUED

      International     Seeks long-term growth of capital. To do this, the Fund
       Value Trust      invests at least 65% of its total assets in equity
                        securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

TEMPLETON INVESTMENT COUNSEL, LLC

      International     Seeks long-term capital appreciation. To do this, the
       Small Cap Trust  Fund invests at least 80% of its net assets in securities issued by foreign small-cap companies in emerging markets.

T. ROWE PRICE ASSOCIATES, INC.

      Blue Chip         Seeks to provide long-term growth of capital. Current
       Growth Trust     income is a secondary objective. To do this, the Fund
                        invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries.

      Equity-Income     Seeks to provide substantial dividend income and also
       Trust            long-term capital appreciation. To do this, the Fund
                        invests at least 80% of its net assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.

      Health Sciences   Seeks long-term capital appreciation. To do this, the
       Trust            Fund invests at least 80% of its net assets in common
                        stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

      Small Company     Seeks long-term growth of capital. To do this, the Fund
       Value Trust      will invest at least 80% of its net assets in small
                        companies whose common stocks are believed to be undervalued.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

      Global            Seeks total return, consisting of long-term capital
       Allocation       appreciation and current income. To do this, the Fund
       Trust            invests in equity and fixed income securities of issuers
                        located within and outside the U.S. based on prevailing market conditions.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT
INC.)

      Value Trust       Seeks to realize an above-average total return over a
                        market cycle of three to five years, consistent with reasonable risk. To do this, the Fund invests at least
                        65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP

      Investment        Seeks to provide a high level of current income
       Quality Bond     consistent with the maintenance of principal and
       Trust            liquidity. To do this, the Fund invests at least 80% of
                        its net assets in bonds rated investment grade. The Fund will tend to focus on corporate bonds and U.S.
                        government bonds with intermediate to longer term maturities.

      Mid Cap Stock     Seeks long-term growth of capital. To do this, the Fund
       Trust            invests at least 80% of its net assets in equity
                        securities of medium-sized companies with significant capital appreciation potential.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

WELLINGTON MANAGEMENT COMPANY, LLP - CONTINUED

      Natural           Seeks long-term total return. To do this, the Fund will
       Resources        invest at least 80% of its net assets in equity and
       Trust            equity-related securities of natural resource-related
                        companies worldwide, including emerging markets.

      Small Cap         Seeks long-term capital appreciation. To do this, the
       Growth Trust     Fund will invest at least 80% of its net assets in
                        small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

      Small Cap         Seeks long-term capital appreciation. To do this, the
       Value Trust      Fund will invest at least 80% of its net assets in
                        small-cap companies that are believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY

      High Yield        Seeks to realize an above-average total return over a
       Trust            market cycle of three to five years, consistent with
                        reasonable risk. To do this, the Fund invests at least
                        80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S.
                        Government and foreign securities.

      Strategic Bond    Seeks a high level of total return consistent with
       Trust            preservation of capital. To do this, the Fund invests at
                        least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade.

      U.S. Government   Seeks to obtain a high level of current income
       Securities       consistent with preservation of capital and maintenance
       Trust            of liquidity. To do this, the Fund invests at least 80%
                        of its net assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                                DWS SCUDDER FUNDS

We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

      DWS               The portfolio seeks a balance of current income and
       Conservative     long-term growth of capital with an emphasis on current
       Allocation VIP   income. It does this by investing in a portfolio of
                        other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.

      DWS Core Fixed    The portfolio seeks high current income. The portfolio
       Income VIP       invests for current income, not capital appreciation.
                        Under normal circumstances, the portfolio invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities.

      DWS Equity 500    The Portfolio seeks to replicate, as closely as
       Index VIP        possible, before the deduction of expenses, the
                        performance of the Standard & Poor's 500 Composite Stock
                        Price Index (the "S&P 500 Index"3), which emphasizes stocks of large US companies. The Portfolio invests at least 80% of its assets in stocks of companies included in the S&P 500 Index(3) and in derivative instruments that provide exposure to the stocks of companies in the S&P 500 Index.(3)

      DWS Growth        The portfolio seeks long-term growth of capital. It does
       Allocation VIP   this by investing in a portfolio of other DWS portfolios
                        that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.

      DWS Moderate      The portfolio seeks a balance of long-term growth of
       Allocation VIP   capital and current income with an emphasis on growth of
                        capital. It does this by investing in a portfolio of other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.

(1) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC.

(2) Lehman Brothers provides the Lehman Brothers Global Aggregate Index. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Lehman Brothers, nor does it make any representation regarding the advisability of investing in the Trust.

(3) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by The McGraw-Hill Companies, Inc., nor does The McGraw-Hill Companies, Inc. make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.

(4) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

(5) Russell 2000(R) and "Russell Midcap(R)" are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.

(6) "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.

(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.

(8) "MSCI EAFE Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

John Hancock USA has issued group contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments
You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Credit Rider (only available in New York), the minimum initial Purchase Payment was $10,000.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

      - You purchased your Contract through a 1035 exchange or a Qualified Plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

      - You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

      - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

      - You purchased a Contract that will be used within our Individual 401(k) Program;

      - You purchased a new Qualified Plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;

      - You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

      - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

      - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

The Optional Payment Credit Rider was only available in New York.

Payment Credit
The optional Payment Credit Rider was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Credit Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Credit Rider at issue and once elected the Payment Credit Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Credit Rider was $10,000. We imposed an additional fee for the Payment Credit Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Credit Rider, we will add a Payment Credit to your Contract when you make a Purchase Payment. The Payment Credit is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Credit was 5%. The Payment Credit Rider is funded from John Hancock New York's General Account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT CREDIT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Credit.

RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Credits are not considered to be "investment in the Contract" for income tax purposes (see "VII. Federal Tax Matters").

MATTERS TO CONSIDER ABOUT THE PAYMENT CREDIT RIDER. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Credit Rider as opposed to a Contract without a Payment Credit Rider. For example, the higher charges for a Contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit Rider and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:


      -     The length of time that you plan to own your Contract;



      -     The frequency, amount and timing of any partial surrenders;



      -     The amount and frequency of your Purchase Payments.


Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Credit Rider include the withdrawal charge and the asset based charges (see "VI. Charges and Deductions").

If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT CREDIT RIDER. If you elected the Payment Credit Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment

Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 8 years if the Payment Credit Rider is elected (as opposed to 7 years with no Payment Credit Rider).

Accumulation Units
During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor
The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

    - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

    - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options
During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

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You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If the amount remaining in an Investment Account after a transfer would be less than $100, we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment Options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a Variable Investment Option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

-     restricting the number of transfers made during a defined period;

-     restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-     restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").

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We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions
We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -     Any loss or theft of your password; or

     -     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services-Dollar Cost Averaging Program
We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

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

Special Transfer Services - Asset Rebalancing Program
We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your register representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing on the following time schedules:

    - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

    - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

    - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals
During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

    - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

    -     trading on the New York Stock Exchange is restricted;

    - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

    - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.

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

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals

Special Withdrawal Services - The Income Plan
We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Purchase Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefits During Accumulation Period
The Contracts described in this Prospectus provide for the distribution of death benefits before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:

      -     the Contract Value; or

      -     the Minimum Death Benefit.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract.

If the oldest Owner had an attained age of less than 81 years on the Contract Date, the Minimum Death Benefit will be determined as follows:

      - During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

      - During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

      - is the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals; and

      - is the greatest Anniversary Value prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.

If the oldest Owner had an attained age of 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i) is equal to the death benefit prior to the withdrawal; and

(ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

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DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

      -     a certified copy of a death certificate; or

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

      -     any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix
B: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:


      -     The Beneficiary will become the Owner.

      - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

      -     No additional Purchase Payments may be made.

      -     We will waive  withdrawal charges for all future distributions.

      - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.

      - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

      - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Optional Enhanced Death Benefits
Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:

      - ENHANCED EARNINGS DEATH BENEFIT. (Not available in New York or Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.

      - ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. (Not available in New York or Washington) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December, 2003 and December, 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General

Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page or as specified in your application for the Contract, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity payments based on the Investment Account value of each Investment Option at the Maturity Date. Internal

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

Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence, we may not change the Annuity Option and the form of settlement.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options are offered in the Contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., Guaranteed Principal Plus or Guaranteed Principal Plus for Life, as described in "Appendix D: Optional Benefits"). If you purchase a Contract with our Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider, we permit you to select the additional Annuity Options shown below:

GPP & GPPFL ALTERNATE ANNUITY OPTION 1: LIA FIXED ANNUITY WITH PERIOD CERTAIN - This option is available if you purchase a Contract with the Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

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We determine the annual amount of Fixed Annuity payments under this option as the greater of:

      - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract, or

      - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GPP & GPPFL ALTERNATE ANNUITY OPTION 2: FIXED PERIOD CERTAIN ONLY - This option is available only if:

      you purchase a Contract with a Guaranteed Principal Plus or a Guaranteed Principal Plus for Life optional benefit Rider; and there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.

This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider that you purchased with your Contract, or

     (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

      - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");

      - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

      - calculating the present value of these payments at the assumed interest rate of 3%.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the period certain, we will reduce the remaining annuity payments during the remaining period certain.

You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Benefit Payment

We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment returns which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefits

Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

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OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Credit Rider, we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. See "Payment Credit" for additional information.

If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

GROUP CONTRACTS (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly

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

reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification.

All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a certificate's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

ACCEPTANCE OF CONTRACTS. John Hancock USA has discontinued acceptance of new applications and issuance of new group contracts.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

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

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below. In the case of group contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

The adjustment factor is determined by the following formula: 0.75 x (B-A) x C/12 where:

      A -   The guaranteed interest rate on the Investment account.

      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.

      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

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We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:

            -     death of the Owner;

            -     amounts withdrawn to pay fees or charges;

            - amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;

            - amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period;

            -     amounts withdrawn from a one-year Fixed Investment Option; and

            - amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior partial withdrawals in that Contract Year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

            - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;

            - together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or

            - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner's Purchase Payments.

LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "VII. Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.

CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions

Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits, see the Fee Tables.

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) Payment Credits and earnings attributable to Payment Credits, iii) certain other "free withdrawal amounts," or iv) Purchase Payments that have been in the Contract for more than 7 complete Contract Years (8 complete years if you elected the Payment Credit Rider in New York). In any Contract Year, the free withdrawal amount for that year is the greater of: (i) 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and (ii) the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments). We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

When you make a withdrawal that exceeds the free withdrawal amount, we allocate the excess to unliquidated Purchase Payments on a first-in first-out basis. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being "liquidated" by the applicable withdrawal charge percentage shown below:

                            MAXIMUM WITHDRAWAL CHARGE
                     (as a percentage of Purchase Payments)

                       JOHN HANCOCK USA               JOHN HANCOCK NEW YORK            JOHN HANCOCK NEW YORK
                                                (WITHOUT PAYMENT CREDIT RIDER)      (WITH PAYMENT CREDIT RIDER)
First Year                    6%                               6%                               8%
Second Year                   6%                               6%                               8%
Third Year                    5%                               5%                               7%
Fourth Year                   5%                               5%                               7%
Fifth Year                    4%                               4%                               5%
Sixth Year                    3%                               3%                               4%
Seventh Year                  2%                               2%                               3%
Eighth Year                   0%                               0%                               1%
Thereafter                    0%                               0%                               0%

We deduct the withdrawal charge from your remaining Contract Value, except in cases where you make a complete withdrawal (i.e., surrenders) or when the amount requested from an Investment Account exceeds the value of that Investment Account less any applicable withdrawal charge. If you make a complete withdrawal, or if there is not enough remaining Contract Value, we will deduct the withdrawal charge from the amount requested.

Upon a full surrender of a John Hancock USA Contract issued on or after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge. Upon a full surrender of a John Hancock USA Contract issued before April 1, 2003 and for any John Hancock New York Contract, we will liquidate the excess of Contract Value over the free withdrawal amount.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner, or if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus. In the case of group annuity Contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home

(John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

            - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;

            -     the confinement began at least one year after the Contract
                  Date;

            -     confinement was prescribed by a "Physician";

            - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

            - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitant(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").

ANNUAL CONTRACT FEE

We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. During the Accumulation Period, we deduct the annual Contract fee on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract on other than the last day of any Contract Year, however, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges on a daily basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

            - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

            - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

            - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

            - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

            - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

            - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                          PREMIUM TAX RATE
STATE OR            QUALIFIED    NON-QUALIFIED
TERRITORY           CONTRACTS      CONTRACTS
CA                    0.50%        2.35%
GUAM                  4.00%        4.00%
ME1                   0.00%        2.00%
NV                    0.00%        3.50%
PR                    3.00%        3.00%
SD1                   0.00%        1.25%(2)
WV                    1.00%        1.00%
WY                    0.00%        1.00%

(1)   We pay premium tax upon receipt of Purchase Payment.

(2)   0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent an investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Guaranteed Principal Plus for Life, or Guaranteed Principal Plus), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

            - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

            - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

            - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

            - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

            - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

            - received on or after the date on which the Contract Owner reaches age 59 1/2;

            - attributable to the Contract Owner becoming disabled (as defined in the tax law);

            - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

            - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

            -     made under a single-premium immediate annuity contract; or

            - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

            - received on or after the date on which the Contract Owner reaches age 59 1/2;

            - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover:

            -     from a traditional IRA to another traditional IRA;

            - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

            - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

            - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;

            - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

            - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:

            - termination of employment in the Texas public institutions of higher education;

            -     retirement;

            -     death; or

            -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "VI. Charges And Deductions").

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.

For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge

EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Credit Rider is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.

                                                                                                  WITHDRAWAL CHARGE
CONTRACT               HYPOTHETICAL         FREE WITHDRAWAL           PAYMENTS             -----------------------------
  YEAR                CONTRACT VALUE            AMOUNT               LIQUIDATED            PERCENT                AMOUNT
--------              --------------        ---------------          ----------            -------                ------
    2                   $55,000               $5,000 (1)              $50,000                6%                   $3,000
    4                    50,500                5,000 (2)               45,500                5%                    2,275
    6                    60,000               10,000 (3)               50,000                3%                    1,500
    7                    35,000                5,000 (4)               45,000 (4)            2%                      900
    8                    70,000               20,000 (5)               50,000                0%                        0

During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.

(1) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).

(2) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).

(3) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).

(4) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).

(5) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Credit Rider is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

                                                                                            WITHDRAWAL CHARGE
 HYPOTHETICAL          PARTIAL WITHDRAWAL      FREE WITHDRAWAL      PAYMENTS          -----------------------------
CONTRACT VALUE            REQUESTED               AMOUNT           LIQUIDATED         PERCENT                AMOUNT
--------------         ------------------      ---------------     ----------         -------                ------
  $65,000                  $2,000               $15,000 (1)                0              5%                      0
   49,000                   5,000                 3,000 (2)           $2,000              5%                   $100
   52,000                   7,000                 4,000 (3)            3,000              5%                    150
   44,000                   8,000                     0 (4)            8,000              5%                    400

The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(2) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(3) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 less than 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types

TRADITIONAL IRAs

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

            -     made after the Owner attains age 59 1/2;

            -     made after the Owner's death;

            -     attributable to the Owner being disabled; or

            - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

            -     you have adjusted gross income over $100,000; or

            -     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of: o

            - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

            -     earnings on those contributions; and

            - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

            - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

      1.    Enhanced Earnings Death Benefit - Not offered in New York or
            Washington

      2. Accelerated Beneficiary Protection Death Benefit - Not offered in New York or Washington

ENHANCED EARNINGS DEATH BENEFIT (NOT OFFERED IN NEW YORK OR WASHINGTON)

Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Enhanced Earnings benefit prior to the withdrawal;
            and

      (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings benefit.

Termination of the Enhanced Earnings Death Benefit

The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of
(a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

Enhanced Earnings Fee

A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for the Enhanced Earnings Death Benefit.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT OFFERED IN NEW YORK OR WASHINGTON)

Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see "Accelerated Beneficiary Protection Death Benefit Fee" below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Accelerated Beneficiary Protection Death Benefit ("Accelerated Beneficiary Protection Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to:

The "Enhanced Earnings Death Benefit" factor plus the greatest of:

      -     the Contract Value;

      -     the Return of Purchase Payments Death Benefit Factor;

      -     the Annual Step Death Benefit Factor; or

      -     the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less Debt under the Contract.

If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:

      - The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract;

      - In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;

      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below.)

"Enhanced Earnings Death Benefit" Factor.

For purposes of the Accelerated Beneficiary Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)

The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

            -     The "Earnings Basis" is equal to 150% of $100,000, or
                  $150,000.

            -     "Earnings" is equal to $175,000 minus $150,000, or $25,000.

            - The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

Annual Step Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)

Graded Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS          PAYMENT MULTIPLIER(1)
PAYMENT HAS BEEN IN CONTRACT
----------------------------        ---------------------
       0                                  100%
       1                                  110%
       2                                  120%
       3                                  130%
       4                                  140%
       5                                  150%

(1) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of the Accelerated Beneficiary Protection Death Benefit Rider

The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

            -     the date the Contract terminates;

            -     the Maturity Date; or

            - the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Accelerated Beneficiary Protection Death Benefit Fee

Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.

            - Guaranteed Principal Plus - available December 8, 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and

            - Guaranteed Principal Plus for Life - available August 16, 2004 to December 31, 2005.

For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance or means:

            - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

            - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

            - The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:


            - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.

            - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

            - The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount."

Step-up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Guaranteed Principal Plus for Life:

Covered Person means:

            - The person whose life we use to determine the duration of the Lifetime Income Amount payments.

            - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

            - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract.

            - We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)

            - The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview.

The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:

            - "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

            - "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

            - "Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.

            - "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

            - "Investment Options" - describes the special limitations we impose in the Investment Options we make available.

            - "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

            - "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

            - "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract.

            - "Termination" - describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.

            - "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" - provides further information on the fees we charge for these benefits.

You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

            - the Rider was available for sale in the state where the Contract was sold;

            - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

            - you had not yet attained age 81 (we did not impose this restriction for Non-Qualified Contracts purchased before February 13, 2006).

We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

            -     the Contract Value immediately after the withdrawal; or

            - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination.")

Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect

We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:

            - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise

            - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.

Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount

RECALCULATION OF VALUES. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.

STEP-UP DATES. Step-up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, Step-up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.

If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the initial schedule.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-up within 30 days of the respective Step-up Date if you choose to make it effective.

Each time a Step-up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-up Date.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups under the schedule in effect for your Contract.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

            - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

            - under Guaranteed Principal Plus, on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

            - under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,

            - under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 -1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but

            - under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elected to purchase a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, you may invest your Contract Value only in the Investment Options we make available with that Rider.

If you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options available under your Contract. You must invest 100% of your Contract Value at all times only in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

            (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or

            (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).

If you are invested in a Model Allocation, you may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.

You should consult with your financial advisor to assist you in determining which available Investment Options are best suited for your financial needs and risk tolerance.

Available Individual Investment Options

If you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options to which You may allocate your Contract Value. You may currently allocate Contract Value to Investment Options that invest in the following Funds:

JOHN HANCOCK TRUST LIFESTYLE INVESTMENT OPTIONS:

            -     American Asset Allocation Trust

            -     Franklin Templeton Founding Allocation Trust

            -     Lifestyle Growth Trust

            -     Lifestyle Balanced Trust

            -     Lifestyle Moderate Trust

            -     Lifestyle Conservative Trust

            -     Index Allocation Trust

            -     Money Market Trust B

DWS ASSET ALLOCATION INVESTMENT OPTIONS:

            -     DWS Income Allocation

            -     DWS Conservative Allocation

            -     DWS Moderate Allocation

            -     DWS Growth Allocation

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market B Investment Option or any available DCA Fixed Investment Option in connection with your selected Investment Options.

For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Prospectus as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds, by contacting the respective Annuities Service Center shown on the first page of the Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.

Available Model Allocations

You may allocate your entire Contract Value to the available Model Allocation shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

AVAILABLE MODEL ALLOCATION FOR GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE. The currently available Model Allocation for any Contract issued with Guaranteed Principal Plus or with Guaranteed Principal Plus for Life is:

                                  MODEL ALLOCATION
     MODEL ALLOCATION NAME           PERCENTAGE                FUND NAME
-------------------------------      ----------      ----------------------------
Fundamental Holdings of America         15%          American International Trust
                                        25%              American Growth Trust
                                        25%          American Growth-Income Trust
                                        35%               American Bond Trust

ADDITIONAL RESTRICTED MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. If you purchased a Contract with Guaranteed Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Guaranteed Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.

Restricted Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Fund currently within the Model Allocation.

The Restricted Model Allocations are:

                                               Percentage of
           Model Allocation Name                Allocation                 Fund Name
------------------------------------------     -------------   --------------------------------
CONSERVATIVE INCOME STRATEGY (formerly, "Scudder Conservative Income Strategy"):
                                                  64.00%       DWS Core Fixed Income VIP
                                                  10.00%       Active Bond Trust
                                                   4.00%       500 Index Trust B
                                                   3.00%       International Value Trust
                                                   7.00%       Quantitative All Cap Trust
                                                   2.00%       Total Stock Market Index Trust
                                                   2.00%       500 Index Trust B
                                                   2.00%       Real Estate Securities Trust
                                                   1.00%       Quantitative Value Trust
                                                   1.00%       Global Trust
                                                   1.00%       International Equity Index
                                                   2.00%       Small Cap Index Trust
                                                   1.00%       Fundamental Value Trust

GROWTH STRATEGY (formerly, "Scudder Growth Strategy"):
                                                  14.00%       International Value Trust
                                                  23.00%       500 Index Trust B
                                                  18.00%       Quantitative All Cap Trust
                                                  11.00%       DWS Core Fixed Income VIP
                                                   8.00%       Fundamental Value Trust
                                                   5.00%       Total Stock Market Index Trust
                                                   4.00%       Real Estate Securities Trust
                                                   6.00%       Quantitative Value Trust
                                                   3.00%       Small Cap Index Trust
                                                   2.00%       Global Trust
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Small Cap Index Trust
                                                   2.00%       Active Bond Trust

                                               Percentage of
           Model Allocation Name                Allocation                 Fund Name
------------------------------------------     -------------   --------------------------------
GROWTH & INCOME STRATEGY (formerly, "Scudder Growth & Income Strategy"):
                                                  32.00%       DWS Core Fixed Income VIP
                                                  17.00%       500 Index Trust B
                                                   9.00%       International Value Trust
                                                  15.00%       Quantitative All Cap Trust
                                                   4.00%       Total Stock Market Index Trust
                                                   4.00%       Fundamental Value Trust
                                                   3.00%       Quantitative Value Trust
                                                   5.00%       Active Bond Trust
                                                   3.00%       Real Estate Securities Trust
                                                   2.00%       Global Trust
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Small Cap Index Trust
                                                   2.00%       Small Cap Index Trust

INCOME & GROWTH STRATEGY (formerly, "Scudder Income & Growth Strategy"):
                                                  46.00%       DWS Core Fixed Income VIP
                                                  11.00%       500 Index Trust B
                                                  11.00%       Quantitative All Cap Trust
                                                   6.00%       International Value Trust
                                                   4.00%       Active Bond Trust
                                                   3.00%       Total Stock Market Index Trust
                                                   3.00%       Active Bond Trust
                                                   3.00%       Fundamental Value Trust
                                                   2.00%       Quantitative Value
                                                   2.00%       Global Trust Series
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Real Estate Securities Trust
                                                   2.00%       Quantitative All Cap Trust
                                                   3.00%       Small Cap Index Trust

GROWTH FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  45.00%       500 Index Trust B
                                                  15.00%       Quantitative All Cap Trust

SECTOR FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  30.00%       Total Stock Market Index Trust
                                                  15.00%       Real Estate Securities Trust
                                                  15.00%       Quantitative All Cap Trust

US ALL-CAPITALIZATION:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  15.00%       500 Index Trust B
                                                  15.00%       Small Cap Index Trust
                                                  15.00%       Quantitative All Cap Trust
                                                  15.00%       Quantitative Mid Cap Trust

VALUE FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  15.00%       Quantitative Value Trust
                                                  15.00%       Fundamental Value Trust
                                                  30.00%       Quantitative All Cap Trust

None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "IV. General Information about Us, the Separate Accounts and the Funds," as well as the Fund's prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center in this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Guaranteed Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

            - pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.

For Guaranteed Principal Plus, the Company's Life Expectancy Amount for each year is equal to the greater of:

            - the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

            - the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referenced above.

The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Guaranteed Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.

NO LOANS UNDER 403(b) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.

GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

            - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

            - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

            - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

            - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY IS:         THEN GUARANTEED PRINCIPAL PLUS:
1. The Deceased Owner's        Continues if the Guaranteed Withdrawal Balance is
Spouse                         greater than zero.

                               Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

                               Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed
                               Withdrawal Amount and the Life Expectancy
                               Distributions. In such cases, the Guaranteed
                               Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum
                               Withdrawal Benefit provided under this Rider.)

                               Continues to impose the Guaranteed Principal Plus fee.

                               Continues to be eligible for any remaining
                               Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-up
                               Dates will also be measured beginning from the death benefit determination date but the latest
                               Step-up date will be no later than the 30th
                               Contract Anniversary after the Contract Date.

2. Not the Deceased Owner's    Continues in the same manner as above, except
Spouse                         that Guaranteed Principal Plus does not continue
                               to be eligible for any remaining Bonuses and
                               Step-ups, other than the initial Step-up of the
                               Guaranteed Withdrawal Balance to equal the death
                               benefit, if greater than the Guaranteed
                               Withdrawal Balance prior to the death benefit.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY  IS:        THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
1. The deceased Owner's        Does not continue with respect to the Lifetime
spouse and the deceased        Income Amount, but continues with respect to the
Owner is the Covered Person    Guaranteed Withdrawal Amount if the death benefit
                               or the Guaranteed Withdrawal Balance is greater
                               than zero. We will automatically Step-up the
                               Guaranteed Withdrawal Balance to equal the
                               initial death benefit we determine, if greater
                               than the Guaranteed Withdrawal Balance prior to
                               the death benefit.

                               Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                               Continues to impose the Guaranteed Principal Plus for Life fee.

                               Continues to be eligible for any remaining
                               Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-up, if any, and any future Step-ups if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.

2. Not the deceased Owner's    Continues in the same manner as 1., except
spouse  and the deceased       that Guaranteed Principal Plus for Life does not
Owner is  the Covered Person   continue to be eligible for any remaining Bonuses
                               and Step-ups, other than the initial Step-up  of
                               the Guaranteed Withdrawal Balance to equal the
                               death benefit, if greater than the Guaranteed
                               Withdrawal Balance prior to the death benefit. We
                               will permit the Beneficiary to opt out of the
                               initial death benefit Step-up, if any, if we
                               increase the rate of the Guaranteed Principal
                               Plus for Life fee at that time.

3. The deceased Owner's        Continues in the same manner as 1., except
spouse and the deceased        that Guaranteed Principal Plus for Life continues
Owner is not the Covered       with respect to the Lifetime Income Amount for
Person                         the Beneficiary. If the Lifetime Amount has not
                               been determined prior to the payment of any
                               portion of the death benefit, we will determine
                               the initial Lifetime Income Amount on an
                               anniversary of the date we determine the death
                               benefit after the Covered Person has reached
                               age 65.

4. Not the deceased Owner's    Continues in the same manner as 1., except that
spouse  and the deceased       Guaranteed  Principal Plus for Life continues
Owner is not the Covered       with respect to the Lifetime Income Amount for
Person                         the Beneficiary. If the Lifetime Income Amount
                               has not been determined prior to the payment of
                               any portion of the death benefit, we will
                               determine the initial Lifetime Income Amount on
                               an anniversary of the date we determine the death
                               benefit after the Covered Person has reached
                               age 65.

                               In this case, Guaranteed Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed Withdrawal
                               Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Guaranteed
                               Principal Plus for Life fee at that time.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

                  - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

                  - under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

                  - under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

                  - the Maturity Date under a Contract issued with Guaranteed Principal Plus; or

                  - the date an Annuity Option begins under Guaranteed Principal Plus for Life; or

                  -     termination of the Contract.


Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Guaranteed Principal Plus - Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.

                                                                                                           GUARANTEED
                                                                                                       WITHDRAWAL BALANCE
                                            GUARANTEED                                                    ON CONTRACT
CONTRACT YEAR     PURCHASE PAYMENTS     WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN           BONUS              ANNIVERSARY
-------------     -----------------     -----------------   ----------------           -----           ------------------
  At issue             $100,000                                                                            $100,000(1)
      1                       0              $5,000(1)         $ 5,000                   0                   95,000
      2                       0               5,000              5,000(2)                0(2)                90,000(3)
      3                       0               5,000              5,000                   0                   85,000
      4                       0               5,000              5,000                   0                   80,000
      5                       0               5,000              5,000                   0                   75,000
     10                       0               5,000              5,000                   0                   50,000
     20                       0               5,000              5,000                   0                        0(4)

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).

(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.

(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).

(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.

EXAMPLE 2. Assume an initial Purchase Payment of $100,000, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-ups.


                                        GUARANTEED WITHDRAWAL
                                        AMOUNT AFTER PURCHASE                                      GUARANTEED WITHDRAWAL BENEFIT
CONTRACT YEAR    PURCHASE PAYMENTS             PAYMENT              WITHDRAWAL TAKEN      BONUS       ON CONTRACT ANNIVERSARY
-------------    -----------------      ----------------------      ----------------    --------   ------------------------------
  At issue           $100,000                                                                                 $100,000
      1                     0                  $5,000                  $      0          $5,000(1)             105,000(1)
      2                10,000(2)                5,750(2)                      0           5,500                120,500
      3                     0                   6,025                     6,025(3)            0(4)             114,475(3)
      4                     0                   6,025                         0           5,500                119,975
      5                     0                   6,025                         0           5,500                125,475

(1) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 - $5,250).

(2) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) =$5,750).

(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(4)   No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, the owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).

                                     GUARANTEED                            HYPOTHETICAL
                                     WITHDRAWAL                           CONTRACT VALUE ON
                                    AMOUNT AFTER                              CONTRACT                      GUARANTEED WITHDRAWAL
                     PURCHASE         PURCHASE                            ANNIVERSARY PRIOR TO               BALANCE ON CONTRACT
CONTRACT YEAR        PAYMENTS          PAYMENT       WITHDRAWAL TAKEN            FEE              BONUS            ANNIVERSARY
-------------        --------       ----------       ----------------     --------------------    -----     ----------------------
  At issue           $100,000                                                                                     $  100,000
      1                     0         $ 5,000           $  5,000              $  102,000             0                95,000
      2                     0           5,000              5,000                 103,828             0                90,000
      3                     0           5,000              5,000                 105,781(1)          0               105,781(1)
      4                     0           5,289(2)           5,289                  94,946             0               100,492
      5                     0           5,289            10,0003                  79,898(3)          0                79,898(3)

(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).

(3) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).

Guaranteed Principal Plus for Life- Examples

EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                                                                                                     GUARANTEED
                                        GUARANTEED                                                               WITHDRAWAL BALANCE
                      PURCHASE          WITHDRAWAL       LIFETIME INCOME                                            ON CONTRACT
CONTRACT YEAR         PAYMENTS            AMOUNT             AMOUNT         WITHDRAWAL TAKEN         BONUS           ANNIVERSARY
-------------         --------          ----------       ---------------    ----------------        --------     -------------------
  At issue            $100,000               N/A                N/A            $     0              $      0          $ 100,000(1)
      1                      0            $5,000(1)             N/A                  0                 5,000(2)         105,000(3)
      2                      0             5,250(3)             N/A                  0                 5,000            110,000
      3                      0             5,500                N/A                  0                 5,000            115,000
      4                      0             5,750                N/A                  0                 5,000            120,000
      5                      0             6,000                N/A                  0                 5,000            125,000
      6                      0             6,250                N/A                  0                 5,000            130,000
      7                      0             6,500                N/A                  0                 5,000            135,000
      8                      0             6,750                N/A                  0                 5,000            140,000
      9                      0             7,000                N/A                  0                 5,000            145,000
     10                      0             7,250                N/A                  0                 5,000            150,000
     11                      0             7,500             $7,500(4)           7,500                     0            142,500
     12                      0             7,500              7,500              7,500                     0            135,000
     13                      0             7,500              7,500              7,500                     0            127,500
     14                      0             7,500              7,500              7,500                     0            120,000
     15                      0             7,500              7,500              7,500                     0            112,500
     20                      0             7,500              7,500              7,500                     0             75,000
     25                      0             7,500              7,500              7,500                     0             37,500
     30                      0             7,500              7,500              7,500                     0                  0
     31+                     0                 0              7,500              7,500                     0                  0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).

(2) In this example, there is no withdrawal during the second Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).

(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.

                                        GUARANTEED
                                        WITHDRAWAL       LIFETIME INCOME                                             GUARANTEED
                                       AMOUNT AFTER       AMOUNT AFTER                                           WITHDRAWAL BALANCE
                      PURCHASE           PURCHASE           PURCHASE                                                ON CONTRACT
CONTRACT YEAR         PAYMENTS            PAYMENT            PAYMENT       WITHDRAWAL TAKEN        BONUS            ANNIVERSARY
-------------         --------         ------------      ---------------   ----------------       -------        -------------------
  At issue            $100,000                --                N/A           $    0              $    0              $ 100,000
      1                      0           $ 5,000             $5,000                0               5,000                105,000
      2                 10,000(1)          5,750(1)           5,750                0               5,500(2)             120,500
      3                      0             6,025              6,025            6,025(3)                0(4)             114,475(3)
      4                      0             6,025              6,025                0               5,500                119,975
      5                      0             6,025              6,025                0               5,500                125,475

(1) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) = $5,750).

(2) In this example, there is no withdrawal during the second contract year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $110,000 = $5,500). 3 In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year

(3) Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).

(4)   No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no Bonuses.

                                      GUARANTEED         LIFETIME                               HYPOTHETICAL
                                      WITHDRAWAL          INCOME                             CONTRACT VALUE ON        GUARANTEED
                                     AMOUNT AFTER      AMOUNT AFTER                               CONTRACT        WITHDRAWAL BALANCE
                     PURCHASE          PURCHASE          PURCHASE                            ANNIVERSARY PRIOR        ON CONTRACT
CONTRACT YEAR        PAYMENTS           PAYMENT           PAYMENT        WITHDRAWAL TAKEN       TO RIDER FEE          ANNIVERSARY
-------------        --------        -------------     ------------      ----------------    ------------------   ------------------
   At issue          $100,000            $   --          $    --             $    --              $     --             $  100,000
      1                     0             5,000               --               5,000               102,000                 95,000
      2                     0             5,000               --               5,000               103,828                 90,000(1)
      3                     0             5,000            4,500(1)            5,000               105,781(2)             105,781(2)
      4                     0             5,289(3)         5,289(3)            5,289                94,946                100,492
      5                     0             5,289            5,289              10,000(3)             79,898                 79,898
      6                     0             3,995(4)         3,995(4)

(1) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 x $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

(2) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.

(3) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).

(4) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

         John Hancock USA
         Guaranteed Retirement Income Benefit II
         Guaranteed Retirement Income Benefit III

         John Hancock New York
         Guaranteed Retirement Income Benefit II

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

            - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME BENEFIT III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

GUARANTEED RETIREMENT INCOME BENEFIT II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

GUARANTEED RETIREMENT INCOME BENEFIT III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options").

         Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

         Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

         Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER                    ANNUAL FEE
------------------------------------------                    ----------
Guaranteed Retirement Income Benefit II                          0.45%
Guaranteed Retirement Income Benefit III                         0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

            -     the termination of the Contract for any reason; or

            -     the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that since (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

            - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME BENEFIT II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.

INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options"):

            -     Life Annuity with a 10-Year Period Certain;

            -     Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER          ANNUAL FEE
------------------------------------------          ----------
Guaranteed Retirement Income Benefit II               0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

            -     the termination of the Contract for any reason; or

            -     the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that since (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

            -     Wealthmark Contracts with no optional benefit Riders;

            - Wealthmark Contracts with the Enhanced Earnings optional benefit Rider;

            -     Wealthmark Contracts with the Payment Credit optional benefit
                  Rider.

Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Wealthmark ALL

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

              ACCUMULATION UNIT VALUES- WEALTHMARK VARIABLE ANNUITY

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
AIM V.I. UTILITIES FUND PORTFOLIO (FORMERLY, INVESCO VIF-UTILITIES FUND PORTFOLIO) -SERIES I SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $22.370486 $19.416214 $15.897248 $13.751079 $12.500000       --       --       --       --       --
Value at End of Year        27.677271  22.370486  19.416214  15.897248  13.751079       --       --       --       --       --
Wealthmark No. of Units       120,435    135,340    114,215     10,468        437       --       --       --       --       --
NY Wealthmark No. of Units      6,605      7,051      6,060      2,979         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      22.226432  19.329681  15.936457  13.757466  12.500000       --       --       --       --       --
Value at End of Year        27.444284  22.226432  19.329681  15.936457  13.757466       --       --       --       --       --
No. of Units                   10,897      9,657     12,340    101,580      5,495       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      22.118994  19.265019  15.867908  15.312861         --       --       --       --       --       --
Value at End of Year        27.270835  22.118994  19.265019  15.867908         --       --       --       --       --       --
No. of Units                    6,361      4,357      3,130        469         --       --       --       --       --       --

ALGER AMERICAN BALANCED PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      16.440363  17.795122  14.955662  12.799437  12.500000       --       --       --       --       --
Value at End of Year        16.935512  16.440363  17.795122  14.955662  12.799437       --       --       --       --       --
Wealthmark No. of Units     1,018,005  1,106,591    249,717     83,239      1,097       --       --       --       --       --
NY Wealthmark No. of Units     90,811     90,815     18,238     28,262         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      16.334438  17.715787  14.992568  12.805399  12.500000       --       --       --       --       --
Value at End of Year        16.792859  16.334438  17.715787  14.992568  12.805399       --       --       --       --       --
No. of Units                   67,370     70,552     50,751    926,293     16,012       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      16.255443  17.656523  14.928041  14.466206         --       --       --       --       --       --
Value at End of Year        16.686673  16.255443  17.656523  14.928041         --       --       --       --       --       --
No. of Units                   12,792     13,021      2,700      3,872         --       --       --       --       --       --

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -CLASS S SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      20.032247  15.414901  16.683582  12.629313  12.500000       --       --       --       --       --
Value at End of Year        23.500142  20.032247  15.414901  16.683582  12.629313       --       --       --       --       --
Wealthmark No. of Units       243,915    223,849  1,218,218     31,250        811       --       --       --       --       --
NY Wealthmark No. of Units     20,475     18,632     99,652      6,335         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.903222  15.346146  16.724725  12.635201  12.500000       --       --       --       --       --
Value at End of Year        23.302266  19.903222  15.346146  16.724725  12.635201       --       --       --       --       --
No. of Units                   44,618     50,877     93,621    178,102     13,628       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.807012  15.294784  16.652790  16.292478         --       --       --       --       --       --
Value at End of Year        23.154969  19.807012  15.294784  16.652790         --       --       --       --       --       --
No. of Units                      654      1,678     21,538      2,700         --       --       --       --       --       --

CREDIT SUISSE TRUST GLOBAL SMALL CAP (FORMERLY, CREDIT SUISSE TRUST-GLOBAL POST-VENTURE CAPITAL PORTFOLIO) -NAV SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      26.312726  22.973662  19.697592  13.554919  12.500000       --       --       --       --       --
Value at End of Year        29.374173  26.312726  22.973662  19.697592  13.554919       --       --       --       --       --
Wealthmark No. of Units        55,414     54,354     33,475      5,433         96       --       --       --       --       --
NY Wealthmark No. of Units      6,841      4,834      4,823      1,607         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      26.143288  22.871265  19.746145  13.561223  12.500000       --       --       --       --       --
Value at End of Year        29.126855  26.143288  22.871265  19.746145  13.561223       --       --       --       --       --
No. of Units                    6,938      8,631      6,869     17,980        362       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year     $26.016959 $22.794792 $19.673365 $19.536332         --       --       --       --       --       --
Value at End of Year        28.942770  26.016959  22.794792  19.673365         --       --       --       --       --       --
No. of Units                       39        828         40         --         --       --       --       --       --       --

CREDIT SUISSETRUST-EMERGING MARKETS PORTFOLIO -NAV SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      29.223626  23.163871  18.757094  13.339563  12.500000       --       --       --       --       --
Value at End of Year        38.188816  29.223626  23.163871  18.757094  13.339563       --       --       --       --       --
Wealthmark No. of Units       238,035    228,309    199,080     21,105        334       --       --       --       --       --
NY Wealthmark No. of Units     15,704     13,835      9,923      5,470         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      29.035525  23.060665  18.803321  13.345774  12.500000       --       --       --       --       --
Value at End of Year        37.867436  29.035525  23.060665  18.803321  13.345774       --       --       --       --       --
No. of Units                   28,113     34,002     30,867    132,213      2,871       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      28.895197  22.983543  18.722477  18.236015         --       --       --       --       --       --
Value at End of Year        37.628108  28.895197  22.983543  18.722477         --       --       --       --       --       --
No. of Units                    1,532      5,656      5,353        135         --       --       --       --       --       --

DREYFUS I.P. MIDCAP STOCK PORTFOLIO -SERVICE SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      21.722583  20.221116  17.908201  13.839917  12.500000       --       --       --       --       --
Value at End of Year        23.065597  21.722583  20.221116  17.908201  13.839917       --       --       --       --       --
Wealthmark No. of Units       886,682    938,985    932,611     74,493      3,146       --       --       --       --       --
NY Wealthmark No. of Units     78,123     78,833     76,549     29,002         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      21.582690  20.130988  17.952346  13.846357  12.500000       --       --       --       --       --
Value at End of Year        22.871385  21.582690  20.130988  17.952346  13.846357       --       --       --       --       --
No. of Units                   89,683     92,859     93,694    657,053     30,194       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      21.478354  20.063641  17.875144  17.221245         --       --       --       --       --       --
Value at End of Year        22.726790  21.478354  20.063641  17.875144         --       --       --       --       --       --
No. of Units                   22,517     24,638     25,374      7,461         --       --       --       --       --       --

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -SERVICE SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      18.179290  17.836947  17.032974  13.763182  12.500000       --       --       --       --       --
Value at End of Year        19.533091  18.179290  17.836947  17.032974  13.763182       --       --       --       --       --
Wealthmark No. of Units        49,211     68,128     71,576      8,876      1,348       --       --       --       --       --
NY Wealthmark No. of Units      3,964      5,407      5,595        390         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      18.062174  17.757420  17.074978  13.769592  12.500000       --       --       --       --       --
Value at End of Year        19.368587  18.062174  17.757420  17.074978  13.769592       --       --       --       --       --
No. of Units                    7,476      7,533      9,070     58,272      4,103       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      17.974862  17.698021  17.012020  16.750898         --       --       --       --       --       --
Value at End of Year        19.246143  17.974862  17.698021  17.012020         --       --       --       --       --       --
No. of Units                    2,138      2,139      2,141         --         --       --       --       --       --       --

DWS BALANCED VIP (FORMERLY, SCUDDER TOTAL RETURN PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      16.428509  16.034061  15.250142  13.181932  12.500000       --       --       --       --       --
Value at End of Year        17.791992  16.428509  16.034061  15.250142  13.181932       --       --       --       --       --
Wealthmark No. of Units       651,852    710,666    722,056     63,630      3,229       --       --       --       --       --
NY Wealthmark No. of Units     59,451     60,602     97,891     31,793         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      16.322663  15.962555  15.287760  13.188068  12.500000       --       --       --       --       --
Value at End of Year        17.642139  16.322663  15.962555  15.287760  13.188068       --       --       --       --       --
No. of Units                   65,263     70,550     68,982    581,153     17,638       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      16.243732  15.909138  15.221981  15.094062         --       --       --       --       --       --
Value at End of Year        17.530588  16.243732  15.909138  15.221981         --       --       --       --       --       --
No. of Units                    4,454     12,190     11,417      3,314         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS BLUE CHIP VIP (FORMERLY, SCUDDER BLUE CHIP PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $20.771752 $19.204489 $16.812834 $13.476913 $12.500000       --       --       --       --       --
Value at End of Year        23.594379  20.771752  19.204489  16.812834  13.476913       --       --       --       --       --
Wealthmark No. of Units       646,728    650,218    654,816     80,970      2,554       --       --       --       --       --
NY Wealthmark No. of Units     73,566     68,510     62,986     20,784         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      20.637981  19.118886  16.854301  13.483188  12.500000       --       --       --       --       --
Value at End of Year        23.395735  20.637981  19.118886  16.854301  13.483188       --       --       --       --       --
No. of Units                   79,298     89,385    105,356    444,499     17,806       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      20.538225  19.054942  17.253759  16.789437         --       --       --       --       --       --
Value at End of Year        23.247850  20.538225  19.054942  17.253759         --       --       --       --       --       --
No. of Units                    7,356      3,769      4,039        216         --       --       --       --       --       --

DWS BOND VIP (FORMERLY, SVS BOND PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2005)

Contracts with no Optional Benefits
Value at Start of Year      12.546516  12.500000         --         --         --       --       --       --       --       --
Value at End of Year        12.907746  12.546516         --         --         --       --       --       --       --       --
Wealthmark No. of Units        14,678      7,352         --         --         --       --       --       --       --       --
NY Wealthmark No. of Units      2,180      1,939         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.529895         --         --         --         --       --       --       --       --       --
Value at End of Year        12.864959         --         --         --         --       --       --       --       --       --
No. of Units                    6,867         --         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      12.517429         --         --         --         --       --       --       --       --       --
Value at End of Year        12.832946         --         --         --         --       --       --       --       --       --
No. of Units                    3,484         --         --         --         --       --       --       --       --       --

DWS CAPITAL GROWTH VIP (FORMERLY, SCUDDER CAPITAL GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      19.357786  18.089923  17.014882  13.665622  12.500000       --       --       --       --       --
Value at End of Year        20.649126  19.357786  18.089923  17.014882  13.665622       --       --       --       --       --
Wealthmark No. of Units     1,933,116  1,405,287    564,708     31,170      2,440       --       --       --       --       --
NY Wealthmark No. of Units    134,851    102,555     20,406      8,183         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.233113  18.009292  17.056831  13.671980  12.500000       --       --       --       --       --
Value at End of Year        20.475259  19.233113  18.009292  17.056831  13.671980       --       --       --       --       --
No. of Units                  198,663    112,102     37,509    476,741     23,254       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.140132  17.949036  16.983475  16.963128         --       --       --       --       --       --
Value at End of Year        20.345805  19.140132  17.949036  16.983475         --       --       --       --       --       --
No. of Units                    3,718      3,390        896        189         --       --       --       --       --       --

DWS CONSERVATIVE ALLOCATION VIP (FORMERLY, SCUDDER INCOME & GROWTH STRATEGY PORTFOLIO) -CLASS B SHARES (units first credited
8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year      13.643344  13.255194  12.500000         --         --       --       --       --       --       --
Value at End of Year        14.639365  13.643344  13.255194         --         --       --       --       --       --       --
Wealthmark No. of Units       955,432    828,363    244,455         --         --       --       --       --       --       --
NY Wealthmark No. of Units    124,303     84,849     36,206         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      13.605947  13.245252  12.500000         --         --       --       --       --       --       --
Value at End of Year        14.570144  13.605947  13.245252         --         --       --       --       --       --       --
No. of Units                   83,249     63,709     14,380         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      13.577962  13.237796  12.500000         --         --       --       --       --       --       --
Value at End of Year        14.518442  13.577962  13.237796         --         --       --       --       --       --       --
No. of Units                  127,772    112,172     56,329         --         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS CORE FIXED INCOME VIP (FORMERLY, SCUDDER FIXED INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $13.484372 $13.425361 $13.046399 $12.654554 $12.500000       --       --       --       --       --
Value at End of Year        13.815237  13.484372  13.425361  13.046399  12.654554       --       --       --       --       --
Wealthmark No. of Units     1,746,755  1,845,843  1,986,687    191,978      5,127       --       --       --       --       --
NY Wealthmark No. of Units    195,083    202,292    201,103     25,524         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      13.397455  13.365469  13.078606  12.660448  12.500000       --       --       --       --       --
Value at End of Year        13.698824  13.397455  13.365469  13.078606  12.660448       --       --       --       --       --
No. of Units                  230,422    248,301    270,955  1,336,424     69,290       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      13.332629  13.320708  13.022287  12.776679         --       --       --       --       --       --
Value at End of Year        13.612164  13.332629  13.320708  13.022287         --       --       --       --       --       --
No. of Units                   18,157     18,011     26,041        272         --       --       --       --       --       --

DWS DAVIS VENTURE VALUE VIP (FORMERLY, SVS DAVIS VENTURE VALUE PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      21.299051  19.773687  17.953974  14.096398  12.500000       --       --       --       --       --
Value at End of Year        24.015897  21.299051  19.773687  17.953974  14.096398       --       --       --       --       --
Wealthmark No. of Units       915,913    954,778    940,931     62,274      1,718       --       --       --       --       --
NY Wealthmark No. of Units     60,199     60,582     46,354      8,817         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      21.161854  19.685525  17.998252  14.102955  12.500000       --       --       --       --       --
Value at End of Year        23.813660  21.161854  19.685525  17.998252  14.102955       --       --       --       --       --
No. of Units                  104,820    106,575    110,851    620,132     29,890       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      21.059552  19.619668  17.920836  17.779844         --       --       --       --       --       --
Value at End of Year        23.663134  21.059552  19.619668  17.920836         --       --       --       --       --       --
No. of Units                   14,473     22,413     23,249      4,361         --       --       --       --       --       --

DWS DREMAN FINANCIAL SERVICES VIP (FORMERLY, SVS DREMAN FINANCIAL SERVICES PORTFOLIO) (MERGED INTO DWS DREMAN HIGH RETURN
EQUITY VIP EFF 9-15-2006) CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --  20.232247  18.357075  14.603846  12.500000       --       --       --       --       --
Value at End of Year               --  19.860443  20.232247  18.357075  14.603846       --       --       --       --       --
Wealthmark No. of Units            --    263,120    274,535     19,799      1,307       --       --       --       --       --
NY Wealthmark No. of Units         --     15,951     20,930      3,894         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  20.142047  18.402350  14.610637  12.500000       --       --       --       --       --
Value at End of Year               --  19.732508  20.142047  18.402350  14.610637       --       --       --       --       --
No. of Units                       --     20,661     23,708    218,880     13,417       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --  20.074692  13.323217  17.906571         --       --       --       --       --       --
Value at End of Year               --  19.637147  20.074692  13.323217         --       --       --       --       --       --
No. of Units                       --      1,081        505        315         --       --       --       --       --       --

DWS DREMAN HIGH RETURN EQUITY VIP (FORMERLY, SVS DREMAN HIGH RETURN EQUITY PORTFOLIO) -CLASS B SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      22.448813  21.173358  18.850967  14.568071  12.500000       --       --       --       --       --
Value at End of Year        26.169007  22.448813  21.173358  18.850967  14.568071       --       --       --       --       --
Wealthmark No. of Units     2,450,005  1,989,519  1,965,399    236,381      9,488       --       --       --       --       --
NY Wealthmark No. of Units    154,789    104,740     92,964     32,415         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      22.304249  21.078994  18.897440  14.574840  12.500000       --       --       --       --       --
Value at End of Year        25.948704  22.304249  21.078994  18.897440  14.574840       --       --       --       --       --
No. of Units                  332,944    269,770    267,691  1,367,243     85,880       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      22.196449  21.008499  18.816193  18.334413         --       --       --       --       --       --
Value at End of Year        25.784689  22.196449  21.008499  18.816193         --       --       --       --       --       --
No. of Units                   11,648      1,594        597         62         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS DREMAN SMALL CAP VALUE VIP (FORMERLY, SVS DREMAN SMALL CAP VALUE PORTFOLIO) -CLASS B SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $25.557673 $23.607763 $19.026296 $13.648533 $12.500000       --       --       --       --       --
Value at End of Year        31.401337  25.557673  23.607763  19.026296  13.648533       --       --       --       --       --
Wealthmark No. of Units       896,104    971,865    985,837     78,927      3,482       --       --       --       --       --
NY Wealthmark No. of Units     81,081     82,798     71,298     16,808         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      25.393138  23.502587  19.073169  13.654885  12.500000       --       --       --       --       --
Value at End of Year        31.137036  25.393138  23.502587  19.073169  13.654885       --       --       --       --       --
No. of Units                   87,564    100,327    105,062    659,732     46,577       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      25.270400  23.423980  18.991183  19.084424         --       --       --       --       --       --
Value at End of Year        30.940232  25.270400  23.423980  18.991183         --       --       --       --       --       --
No. of Units                    5,451      4,993      2,975      2,039         --       --       --       --       --       --

DWS EQUITY 500 INDEX VIP (FORMERLY, SCUDDER VIT EQUITY 500 INDEX PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2005)

Contracts with no Optional Benefits
Value at Start of Year      19.647632  12.500000         --         --         --       --       --       --       --       --
Value at End of Year        22.321104  19.647632         --         --         --       --       --       --       --       --
Wealthmark No. of Units       683,312    827,396         --         --         --       --       --       --       --       --
NY Wealthmark No. of Units    130,755    167,280         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.521100  12.500000         --         --         --       --       --       --       --       --
Value at End of Year        22.133180  19.521100         --         --         --       --       --       --       --       --
No. of Units                   90,737    104,966         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.426714  12.500000         --         --         --       --       --       --       --       --
Value at End of Year        21.993251  19.426714         --         --         --       --       --       --       --       --
No. of Units                   10,889     12,256         --         --         --       --       --       --       --       --

DWS GLOBAL OPPORTUNITIES VIP (FORMERLY, SCUDDER GLOBAL DISCOVERY PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      29.717774  25.524943  20.972704  14.324773  12.500000       --       --       --       --       --
Value at End of Year        35.717758  29.717774  25.524943  20.972704  14.324773       --       --       --       --       --
Wealthmark No. of Units       273,306    276,667    252,200     16,717         16       --       --       --       --       --
NY Wealthmark No. of Units     35,084     35,750     16,998      2,694         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      29.526436  25.411193  21.024402  14.331432  12.500000       --       --       --       --       --
Value at End of Year        35.417083  29.526436  25.411193  21.024402  14.331432       --       --       --       --       --
No. of Units                   26,664     30,447     26,240    137,718      4,781       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      29.383730  25.326207  20.934012  20.800960         --       --       --       --       --       --
Value at End of Year        35.193221  29.383730  25.326207  20.934012         --       --       --       --       --       --
No. of Units                    2,109      2,367      2,706      2,222         --       --       --       --       --       --

DWS GLOBAL THEMATIC VIP (FORMERLY, SCUDDER GLOBAL BLUE CHIP PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      23.598886  19.535703  17.285658  13.619519  12.500000       --       --       --       --       --
Value at End of Year        30.172211  23.598886  19.535703  17.285658  13.619519       --       --       --       --       --
Wealthmark No. of Units       240,812    200,859    166,470     52,375        745       --       --       --       --       --
NY Wealthmark No. of Units     21,874     19,550     20,043      6,312         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      23.446898  19.448603  17.328288  13.625858  12.500000       --       --       --       --       --
Value at End of Year        29.918189  23.446898  19.448603  17.328288  13.625858       --       --       --       --       --
No. of Units                   57,742     62,268     61,856    113,784     11,876       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      23.333577  19.383563  16.781810  16.556205         --       --       --       --       --       --
Value at End of Year        29.729104  23.333577  19.383563  16.781810         --       --       --       --       --       --
No. of Units                    4,645      8,537     10,418        606         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS GOVERNMENT & AGENCY SECURITIES VIP (FORMERLY, SCUDDER GOVERNMENT & AGENCY SECURITIES PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $13.018135 $12.911981 $12.637795 $12.610916 $12.500000       --       --       --       --       --
Value at End of Year        13.317973  13.018135  12.911981  12.637795  12.610916       --       --       --       --       --
Wealthmark No. of Units       880,456    940,467  1,070,227    215,390     22,803       --       --       --       --       --
NY Wealthmark No. of Units     65,615     64,168     64,491     53,721         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.934242  12.854388  12.668989  12.616785  12.500000       --       --       --       --       --
Value at End of Year        13.205780  12.934242  12.854388  12.668989  12.616785       --       --       --       --       --
No. of Units                  174,912    182,298    189,521  1,152,571     75,809       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      12.871628  12.811320  12.614422  12.375302         --       --       --       --       --       --
Value at End of Year        13.122196  12.871628  12.811320  12.614422         --       --       --       --       --       --
No. of Units                   73,125     80,826     83,395     46,575         --       --       --       --       --       --

DWS GROWTH & INCOME VIP (FORMERLY, SCUDDER GROWTH AND INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      19.260813  18.472602  17.022819  13.668514  12.500000       --       --       --       --       --
Value at End of Year        21.516247  19.260813  18.472602  17.022819  13.668514       --       --       --       --       --
Wealthmark No. of Units       625,820    652,721    386,244     41,670      1,935       --       --       --       --       --
NY Wealthmark No. of Units     73,204     75,422     55,603     19,704         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.136754  18.390246  17.064795  13.674880  12.500000       --       --       --       --       --
Value at End of Year        21.335059  19.136754  18.390246  17.064795  13.674880       --       --       --       --       --
No. of Units                   69,108     71,482     58,953    238,149      7,943       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.044243  18.328733  17.001872  16.731208         --       --       --       --       --       --
Value at End of Year        21.200198  19.044243  18.328733  17.001872         --       --       --       --       --       --
No. of Units                   16,895     18,604      3,729         --         --       --       --       --       --       --

DWS GROWTH ALLOCATION VIP (FORMERLY, SCUDDER GROWTH STRATEGY PORTFOLIO) (units first credited 8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year      14.339023  13.715293  12.500000         --         --       --       --       --       --       --
Value at End of Year        15.930584  14.339023  13.715293         --         --       --       --       --       --       --
Wealthmark No. of Units     3,825,435  3,743,554    849,899         --         --       --       --       --       --       --
NY Wealthmark No. of Units    711,854    724,886    224,387         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      14.299725  13.705011  12.500000         --         --       --       --       --       --       --
Value at End of Year        15.855285  14.299725  13.705011         --         --       --       --       --       --       --
No. of Units                  197,062    195,715     76,502         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      14.270320  13.697294  12.500000         --         --       --       --       --       --       --
Value at End of Year        15.799030  14.270320  13.697294         --         --       --       --       --       --       --
No. of Units                  281,793    245,105     38,886         --         --       --       --       --       --       --

DWS HEALTH CARE VIP (FORMERLY, SCUDDER HEALTH SCIENCES PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      19.637063  18.427791  17.077106  13.026090  12.500000       --       --       --       --       --
Value at End of Year        20.482466  19.637063  18.427791  17.077106  13.026090       --       --       --       --       --
Wealthmark No. of Units       371,693    383,673    397,506     23,734      1,684       --       --       --       --       --
NY Wealthmark No. of Units     33,037     34,864     31,922      9,066         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.510557  18.345619  17.119230  13.032160  12.500000       --       --       --       --       --
Value at End of Year        20.309943  19.510557  18.345619  17.119230  13.032160       --       --       --       --       --
No. of Units                   27,092     29,710     31,663    288,443     11,992       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.416193  18.284227  17.045590  17.635912         --       --       --       --       --       --
Value at End of Year        20.181495  19.416193  18.284227  17.045590         --       --       --       --       --       --
No. of Units                   11,699     11,289     13,436      2,417         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS HIGH INCOME VIP (FORMERLY, SCUDDER HIGH INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $18.331196 $17.975333 $16.224879 $13.280205 $12.500000       --       --       --       --       --
Value at End of Year        19.905175  18.331196  17.975333  16.224879  13.280205       --       --       --       --       --
Wealthmark No. of Units       872,531    911,413    952,727    114,211      9,325       --       --       --       --       --
NY Wealthmark No. of Units     54,788     58,888     54,727     19,118         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      18.213120  17.895198  16.264897  13.286385  12.500000       --       --       --       --       --
Value at End of Year        19.737577  18.213120  17.895198  16.264897  13.286385       --       --       --       --       --
No. of Units                  106,206     99,402    115,793    705,208     21,076       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      18.125054  17.835344  16.194935  15.937940         --       --       --       --       --       --
Value at End of Year        19.612785  18.125054  17.835344  16.194935         --       --       --       --       --       --
No. of Units                   12,419     11,002     11,793        292         --       --       --       --       --       --

DWS INCOME ALLOCATION VIP (FORMERLY, SCUDDER CONSERVATIVE INCOME STRATEGY PORTFOLIO) (MERGED INTO DWS CONSERVATIVE ALLOCATION
VIP EFF 9-15-2006) CLASS B SHARES (units first credited 8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year             --  13.043798  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  13.317179  13.043798         --         --       --       --       --       --       --
Wealthmark No. of Units            --    228,618      7,772         --         --       --       --       --       --       --
NY Wealthmark No. of Units         --     22,356      4,960         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  13.034004  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  13.280670  13.034004         --         --       --       --       --       --       --
No. of Units                       --     25,418         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --  13.026675  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  13.253368  13.026675         --         --       --       --       --       --       --
No. of Units                       --      8,096      7,301         --         --       --       --       --       --       --

DWS INTERNATIONAL SELECT EQUITY VIP (FORMERLY, SCUDDER INTERNATIONAL SELECT EQUITY PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      22.591678  20.096540  17.252828  13.545401  12.500000       --       --       --       --       --
Value at End of Year        27.860742  22.591678  20.096540  17.252828  13.545401       --       --       --       --       --
Wealthmark No. of Units       582,814    615,970    619,713     40,814      1,135       --       --       --       --       --
NY Wealthmark No. of Units     26,959     27,845     21,226      4,947         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      22.446198  20.006971  17.295376  13.551701  12.500000       --       --       --       --       --
Value at End of Year        27.626191  22.446198  20.006971  17.295376  13.551701       --       --       --       --       --
No. of Units                   53,405     56,279     55,109    400,008     15,411       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      22.337682  19.940046  17.231578  16.837167         --       --       --       --       --       --
Value at End of Year        27.451537  22.337682  19.940046  17.231578         --       --       --       --       --       --
No. of Units                    3,059      2,177      3,089         --         --       --       --       --       --       --

DWS INTERNATIONAL VIP (FORMERLY SCUDDER INTERNATIONAL PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      21.943639  19.230024  16.735799  13.335785  12.500000       --       --       --       --       --
Value at End of Year        27.144611  21.943639  19.230024  16.735799  13.335785       --       --       --       --       --
Wealthmark No. of Units       530,684    505,062    525,807     74,667      2,475       --       --       --       --       --
NY Wealthmark No. of Units     62,558     52,614     49,108     10,027         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      21.802291  19.144287  16.777081  13.341991  12.500000       --       --       --       --       --
Value at End of Year        26.916040  21.802291  19.144287  16.777081  13.341991       --       --       --       --       --
No. of Units                   83,008     93,091     97,620    274,116     20,073       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      21.696875  19.080228  16.704896  16.241526         --       --       --       --       --       --
Value at End of Year        26.745867  21.696875  19.080228  16.704896         --       --       --       --       --       --
No. of Units                    9,054      5,760      3,882        496         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS JANUS GROWTH & INCOME VIP (FORMERLY, SVS JANUS GROWTH & INCOME PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $20.053695 $18.203682 $16.577736 $13.533986 $12.500000       --       --       --       --       --
Value at End of Year        21.354430  20.053695  18.203682  16.577736  13.533986       --       --       --       --       --
Wealthmark No. of Units       466,543    461,676    481,109     46,514        499       --       --       --       --       --
NY Wealthmark No. of Units     38,317     38,914     38,213     13,623         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.924533  18.122527  16.618620  13.540286  12.500000       --       --       --       --       --
Value at End of Year        21.174614  19.924533  18.122527  16.618620  13.540286       --       --       --       --       --
No. of Units                   73,965     74,651     73,472    336,702     16,059       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.828190  18.061889  16.557342  16.107188         --       --       --       --       --       --
Value at End of Year        21.040719  19.828190  18.061889  16.557342         --       --       --       --       --       --
No. of Units                    3,102      3,066      3,266         --         --       --       --       --       --       --

DWS JANUS GROWTH OPPORTUNITIES VIP (FORMERLY, SVS JANUS GROWTH OPPORTUNITIES PORTFOLIO) (MERGED INTO DWS CAPITAL GROWTH VIP
EFF 12-08-2006) CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --  19.087533  17.208598  13.851397  12.500000       --       --       --       --       --
Value at End of Year               --  20.164035  19.087533  17.208598  13.851397       --       --       --       --       --
Wealthmark No. of Units            --    171,006    167,881     27,423        504       --       --       --       --       --
NY Wealthmark No. of Units         --      6,165      6,112      3,785         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  19.002456  17.251027  13.857843  12.500000       --       --       --       --       --
Value at End of Year               --  20.034173  19.002456  17.251027  13.857843       --       --       --       --       --
No. of Units                       --     23,456     28,159    122,952      5,064       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  16.547138  17.191770         --       --       --       --       --       --
Value at End of Year               --         --  18.938880  16.547138         --       --       --       --       --       --
No. of Units                       --         --         --      1,462         --       --       --       --       --       --

DWS LARGE CAP VALUE VIP (FORMERLY, SCUDDER LARGE CAP VALUE PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      19.772644  19.739537  18.212076  13.999357  12.500000       --       --       --       --       --
Value at End of Year        22.415815  19.772644  19.739537  18.212076  13.999357       --       --       --       --       --
Wealthmark No. of Units       507,936    546,659    550,725     35,379      1,533       --       --       --       --       --
NY Wealthmark No. of Units    111,522    115,631    114,862     19,703         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.645318  19.651565  18.256976  14.005872  12.500000       --       --       --       --       --
Value at End of Year        22.227104  19.645318  19.651565  18.256976  14.005872       --       --       --       --       --
No. of Units                   56,240     62,992     58,880    354,801      9,195       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.550334  19.585824  18.178471  17.947022         --       --       --       --       --       --
Value at End of Year        22.086578  19.550334  19.585824  18.178471         --       --       --       --       --       --
No. of Units                    4,099      4,115      3,673        935         --       --       --       --       --       --

DWS MERCURY LARGE CAP CORE VIP (FORMERLY, SCUDDER MERCURY LARGE CAP CORE PORTFOLIO) (MERGED INTO DWS GROWTH & INCOME VIP EFF
12-08-2006) CLASS B SHARES (units first credited 10-18-2004)

Contracts with no Optional Benefits
Value at Start of Year             --  12.964633  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  14.418220  12.964633         --         --       --       --       --       --       --
Wealthmark No. of Units            --     25,643        962         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  12.961367  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  14.385890  12.961367         --         --       --       --       --       --       --
No. of Units                       --        938         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  12.500000         --         --       --       --       --       --       --
Value at End of Year               --         --  12.958919         --         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
DWS MFS STRATEGIC VALUE VIP (FORMERLY, SVS MFS STRATEGIC VALUE PORTFOLIO) (MERGED INTO DWS DREMAN HIGH RETURN EQUITY VIP EFF
9-15-2006) CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year     $19.572047 $20.909517 $18.018019 $14.490506 $12.500000       --       --       --       --       --
Value at End of Year        22.666470  19.572047  20.909517  18.018019  14.490506       --       --       --       --       --
Wealthmark No. of Units            89    524,416    510,301     60,256      1,268       --       --       --       --       --
NY Wealthmark No. of Units         --     48,698     47,032      3,143         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  20.816302  18.062460  14.497241  12.500000       --       --       --       --       --
Value at End of Year               --  19.445970  20.816302  18.062460  14.497241       --       --       --       --       --
No. of Units                       --     86,424     90,305    264,041     14,488       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --  20.746697  17.984781  17.897509         --       --       --       --       --       --
Value at End of Year               --  19.351981  20.746697  17.984781         --       --       --       --       --       --
No. of Units                       --      5,247      6,457      1,101         --       --       --       --       --       --

DWS MID CAP GROWTH VIP (FORMERLY, SCUDDER MID CAP GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      22.393659  12.500000  19.338952  14.727373  12.500000       --       --       --       --       --
Value at End of Year        24.411782  22.393659  19.806314  19.338952  14.727373       --       --       --       --       --
Wealthmark No. of Units        94,067     95,663     95,838      7,954         --       --       --       --       --       --
NY Wealthmark No. of Units     15,707     17,563     16,796      3,254         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      22.249445  12.500000  19.386626  14.734222  12.500000       --       --       --       --       --
Value at End of Year        24.206232  22.249445  19.718019  19.386626  14.734222       --       --       --       --       --
No. of Units                   10,549      9,932      9,432     80,945      3,726       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      22.141901  12.500000  19.303275  18.264294         --       --       --       --       --       --
Value at End of Year        24.053217  22.141901  19.652052  19.303275         --       --       --       --       --       --
No. of Units                    2,022      1,942      1,921      1,798         --       --       --       --       --       --

DWS MODERATE ALLOCATION VIP (FORMERLY, SCUDDER GROWTH & INCOME STRATEGY PORTFOLIO) -CLASS B SHARES (units first credited
8-16-2004)

Contracts with no Optional Benefits
Value at Start of Year      13.964281  13.479028  12.500000         --         --       --       --       --       --       --
Value at End of Year        15.276419  13.964281  13.479028         --         --       --       --       --       --       --
Wealthmark No. of Units     3,107,944  3,170,402    553,618         --         --       --       --       --       --       --
NY Wealthmark No. of Units    567,900    501,438    316,029         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      13.926013  13.468913  12.500000         --         --       --       --       --       --       --
Value at End of Year        15.204225  13.926013  13.468913         --         --       --       --       --       --       --
No. of Units                  314,487    285,880     38,095         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      13.897375  13.461339  12.500000         --         --       --       --       --       --       --
Value at End of Year        15.150269  13.897375  13.461339         --         --       --       --       --       --       --
No. of Units                  189,395    184,043     35,023         --         --       --       --       --       --       --

DWS MONEY MARKET VIP (FORMERLY, SCUDDER MONEY MARKET PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      12.387191  12.263477  12.341357  12.487876  12.500000       --       --       --       --       --
Value at End of Year        12.734124  12.387191  12.263477  12.341357  12.487876       --       --       --       --       --
Wealthmark No. of Units       748,003    672,008    712,036    179,729      3,544       --       --       --       --       --
NY Wealthmark No. of Units     20,812     25,946     29,316     61,837         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.307368  12.208779  12.371821  12.493692  12.500000       --       --       --       --       --
Value at End of Year        12.626864  12.307368  12.208779  12.371821  12.493692       --       --       --       --       --
No. of Units                  146,456    145,491    158,337    742,432     96,701       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year     $12.247823 $12.167892 $12.318541  $12.254068        --       --       --       --       --       --
Value at End of Year        12.546992  12.247823  12.167892   12.318541        --       --       --       --       --       --
No. of Units                   39,948     71,621     12,247      35,896        --       --       --       --       --       --

DWS OAK STRATEGIC EQUITY VIP (FORMERLY, SVS OAK STRATEGIC EQUITY PORTFOLIO) (MERGED INTO DWS CAPITAL GROWTH VIP EFF
12-08-2006) CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --  22.439299  22.503002  15.332670  12.500000       --       --       --       --       --
Value at End of Year               --  21.132598  22.439299  22.503002  15.332670       --       --       --       --       --
Wealthmark No. of Units            --    300,983    325,018     19,567      1,189       --       --       --       --       --
NY Wealthmark No. of Units         --     21,436     32,355      4,511         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  22.339318  22.558419  15.339790  12.500000       --       --       --       --       --
Value at End of Year               --  20.996517  22.339318  22.558419  15.339790       --       --       --       --       --
No. of Units                       --     34,900     37,953    201,204     11,653       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --  22.264609  22.475335  21.403748         --       --       --       --       --       --
Value at End of Year               --  20.895028  22.264609  22.475335         --       --       --       --       --       --
No. of Units                       --        913      3,062         --         --       --       --       --       --       --

DWS RREEF REAL ESTATE SECURITIES VIP (FORMERLY, SCUDDER REAL ESTATE SECURITIES PORTFOLIO) -CLASS B SHARES (units first credited 5-01-2003)

Contracts with no Optional Benefits
Value at Start of Year      19.920219  19.707109  15.267699  12.500000         --       --       --       --       --       --
Value at End of Year        29.252962  19.920219  19.707109  15.267699         --       --       --       --       --       --
Wealthmark No. of Units       346,310    374,249    378,504     12,747         --       --       --       --       --       --
NY Wealthmark No. of Units     67,547     69,768     74,601     24,570         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      19.814671  19.641828  15.287771  12.500000         --       --       --       --       --       --
Value at End of Year        29.040072  19.814671  19.641828  15.287771         --       --       --       --       --       --
No. of Units                   30,223     40,570     43,259    184,633         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      19.735898  19.593030  15.252679  14.164090         --       --       --       --       --       --
Value at End of Year        28.881454  19.735898  19.593030  15.252679         --       --       --       --       --       --
No. of Units                      825        947      3,806      1,714         --       --       --       --       --       --

DWS SMALL CAP GROWTH VIP (FORMERLY, SCUDDER SMALL CAP GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      21.360822  20.294917  18.573505  14.242205  12.500000       --       --       --       --       --
Value at End of Year        22.076632  21.360822  20.294917  18.573505  14.242205       --       --       --       --       --
Wealthmark No. of Units       586,351    596,134    470,061     47,928      2,497       --       --       --       --       --
NY Wealthmark No. of Units     37,077     40,807     31,974     12,175         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      21.223254  20.204454  18.619291  14.248827  12.500000       --       --       --       --       --
Value at End of Year        21.890730  21.223254  20.204454  18.619291  14.248827       --       --       --       --       --
No. of Units                   67,926     74,071     62,381    308,517     16,033       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      21.120675  20.136865  18.539241  18.372487         --       --       --       --       --       --
Value at End of Year        21.752346  21.120675  20.136865  18.539241         --       --       --       --       --       --
No. of Units                   12,887     16,261     15,674      5,599         --       --       --       --       --       --

DWS STRATEGIC INCOME VIP (FORMERLY, SCUDDER STRATEGIC INCOME PORTFOLIO) -CLASS B SHARES (units first credited 5-05-2003)

Contracts with no Optional Benefits
Value at Start of Year      13.649352  13.580089  12.703461  12.500000         --       --       --       --       --       --
Value at End of Year        14.637883  13.649352  13.580089  12.703461         --       --       --       --       --       --
Wealthmark No. of Units       443,298    451,238    410,955     32,194         --       --       --       --       --       --
NY Wealthmark No. of Units     50,425     52,936     50,174     14,741         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      13.576994  13.535078  12.720176  12.500000         --       --       --       --       --       --
Value at End of Year        14.531279  13.576994  13.535078  12.720176         --       --       --       --       --       --
No. of Units                   39,493     42,055     41,835    184,098         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year     $13.522981 $13.501416 $12.690945 $12.106118         --       --       --       --       --       --
Value at End of Year        14.451825  13.522981  13.501416  12.690945         --       --       --       --       --       --
No. of Units                    6,170     14,932     23,486      2,160         --       --       --       --       --       --

DWS TECHNOLOGY VIP (FORMERLY, SCUDDER TECHNOLOGY GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      23.097629  22.681308  22.611455  15.717172  12.500000       --       --       --       --       --
Value at End of Year        22.876140  23.097629  22.681308  22.611455  15.717172       --       --       --       --       --
Wealthmark No. of Units       222,697    229,170    268,209     17,718      2,358       --       --       --       --       --
NY Wealthmark No. of Units     15,500     14,592     13,981      8,067         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      22.948908  22.580239  22.667138  15.724471  12.500000       --       --       --       --       --
Value at End of Year        22.683528  22.948908  22.580239  22.667138  15.724471       --       --       --       --       --
No. of Units                   20,683     21,659     20,980    182,467      8,022       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      22.838011  22.504751  22.569782  21.279510         --       --       --       --       --       --
Value at End of Year        22.540150  22.838011  22.504751  22.569782         --       --       --       --       --       --
No. of Units                    2,696      3,519      2,085      1,724         --       --       --       --       --       --

DWS TEMPLETON FOREIGN VALUE VIP (FORMERLY, SCUDDER TEMPLETON FOREIGN VALUE PORTFOLIO) (MERGED INTO DWS INTERNATIONAL VIP EFF
12-08-2006) CLASS B SHARES (units first credited 10-18-2004)

Contracts with no Optional Benefits
Value at Start of Year             --  13.176792  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  14.064678  13.176792         --         --       --       --       --       --       --
Wealthmark No. of Units            --     42,057      5,928         --         --       --       --       --       --       --
NY Wealthmark No. of Units         --         69         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  13.173474  12.500000         --         --       --       --       --       --       --
Value at End of Year               --  14.033124  13.173474         --         --       --       --       --       --       --
No. of Units                       --      2,825        984         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  12.500000         --         --       --       --       --       --       --
Value at End of Year               --         --  13.170988         --         --       --       --       --       --       --

DWS TURNER MID CAP GROWTH VIP (FORMERLY, SVS TURNER MID CAP GROWTH PORTFOLIO) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      24.433650  22.271942  20.365660  13.975119  12.500000       --       --       --       --       --
Value at End of Year        25.591623  24.433650  22.271942  20.365660  13.975119       --       --       --       --       --
Wealthmark No. of Units       371,665    372,447    388,303     34,942      2,184       --       --       --       --       --
NY Wealthmark No. of Units     20,510     20,526     18,597      5,245         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      24.276318  22.172696  20.415849  13.981623  12.500000       --       --       --       --       --
Value at End of Year        25.376145  24.276318  22.172696  20.415849  13.981623       --       --       --       --       --
No. of Units                   50,732     47,071     43,278    278,004     28,656       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      24.158995  22.098540  20.328105  19.467718         --       --       --       --       --       --
Value at End of Year        25.215735  24.158995  22.098540  20.328105         --       --       --       --       --       --
No. of Units                    2,812      1,147      2,313      1,856         --       --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.047296         --         --         --         --       --       --       --       --       --
Wealthmark No. of Units         2,856         --         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.030000         --         --         --         --       --       --       --       --       --
No. of Units                      828         --         --         --         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
LIFESTYLE BALANCED TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year     $12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.256958         --         --         --         --       --       --       --       --       --
Wealthmark No. of Units       286,673         --         --         --         --       --       --       --       --       --
NY Wealthmark No. of Units      3,383         --         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.239393         --         --         --         --       --       --       --       --       --
No. of Units                   21,536         --         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.226236         --         --         --         --       --       --       --       --       --
No. of Units                   20,693         --         --         --         --       --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.163411         --         --         --         --       --       --       --       --       --
Wealthmark No. of Units        55,463         --         --         --         --       --       --       --       --       --

LIFESTYLE GROWTH TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.125730         --         --         --         --       --       --       --       --       --
Wealthmark No. of Units       216,467         --         --         --         --       --       --       --       --       --
NY Wealthmark No. of Units     24,084         --         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.108333         --         --         --         --       --       --       --       --       --
No. of Units                    2,895         --         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.095297         --         --         --         --       --       --       --       --       --
No. of Units                    8,750         --         --         --         --       --       --       --       --       --

LIFESTYLE MODERATE TRUST -CLASS B SHARES (units first credited 5-01-2006)

Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.194116         --         --         --         --       --       --       --       --       --
Wealthmark No. of Units       183,087         --         --         --         --       --       --       --       --       --
NY Wealthmark No. of Units      2,666         --         --         --         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.176626         --         --         --         --       --       --       --       --       --
No. of Units                    1,438         --         --         --         --       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.163534         --         --         --         --       --       --       --       --       --
No. of Units                    3,868         --         --         --         --       --       --       --       --       --

SCUDDER 21ST CENTURY GROWTH PORTFOLIO (MERGED INTO SCUDDER SMALL CAP GROWTH PORTFOLIO EFF 5-1-2005) -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --         --  17.530062  13.661183  12.500000       --       --       --       --       --
Value at End of Year               --         --  19.163946  17.530062  13.661183       --       --       --       --       --
Wealthmark No. of Units            --         --    174,019      7,510        349       --       --       --       --       --
NY Wealthmark No. of Units         --         --      8,560      2,424         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --         --  17.573287  13.667541  12.500000       --       --       --       --       --
Value at End of Year               --         --  19.078507  17.573287  13.667541       --       --       --       --       --
No. of Units                       --         --     12,453    172,059      8,406       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         -- $17.497738 $17.423406         --       --       --       --       --       --
Value at End of Year               --         --  19.014715  17.497738         --       --       --       --       --       --
No. of Units                       --         --      2,074      1,975         --       --       --       --       --       --

SCUDDER GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --  17.303433  16.707116  13.669425  12.500000       --       --       --       --       --
Value at End of Year               --  18.404481  17.303433  16.707116  13.669425       --       --       --       --       --
Wealthmark No. of Units            --         33    290,534     17,032         11       --       --       --       --       --
NY Wealthmark No. of Units         --         --     33,534      6,130         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --         --  16.748311  13.675788  12.500000       --       --       --       --       --
Value at End of Year               --         --  17.226276  16.748311  13.675788       --       --       --       --       --
No. of Units                       --         --     37,165    162,157        542       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  16.686543  16.417473         --       --       --       --       --       --
Value at End of Year               --         --  17.168653  16.686543         --       --       --       --       --       --
No. of Units                       --         --        578         --         --       --       --       --       --       --

SCUDDER SALOMON AGGRESSIVE GROWTH PORTFOLIO (FORMERLY, SCUDDER INVESCO DYNAMIC GROWTH PORTFOLIO) (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --  21.115038  19.166426  14.398739  12.500000       --       --       --       --       --
Value at End of Year               --  23.576019  21.115038  19.166426  14.398739       --       --       --       --       --
Wealthmark No. of Units            --    106,780    105,946     25,262        406       --       --       --       --       --
NY Wealthmark No. of Units         --      4,581      4,134      2,235         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --  19.718019  19.213671  14.405433  12.500000       --       --       --       --       --
Value at End of Year               --  23.424174  21.020916  19.213671  14.405433       --       --       --       --       --
No. of Units                       --     30,095     32,057     82,531      4,368       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --  19.652052  19.131066  18.847396         --       --       --       --       --       --
Value at End of Year               --  23.310933  20.950593  19.131066         --       --       --       --       --       --
No. of Units                       --      1,871      1,921      1,920         --       --       --       --       --       --

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year      17.207495  17.039235  16.980634  13.678801  12.500000       --       --       --       --       --
Value at End of Year        18.355392  17.207495  17.039235  16.980634  13.678801       --       --       --       --       --
Wealthmark No. of Units           254        585    642,089     29,199        357       --       --       --       --       --
NY Wealthmark No. of Units         --         --     56,205     11,545         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --         --  17.022514  13.685173  12.500000       --       --       --       --       --
Value at End of Year               --         --  16.963257  17.022514  13.685173       --       --       --       --       --
No. of Units                       --         --     52,759    351,290     21,075       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  16.949303  16.292609         --       --       --       --       --       --
Value at End of Year               --         --  16.906505  16.949303         --       --       --       --       --       --
No. of Units                       --         --      2,384        648         --       --       --       --       --       --

SVS FOCUS VALUE + GROWTH PORTFOLIO -CLASS B SHARES (units first credited 9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --         --  18.411374  14.142452  12.500000       --       --       --       --       --
Value at End of Year               --         --  20.185513  18.411374  14.142452       --       --       --       --       --
Wealthmark No. of Units            --         --    193,698     14,276      1,028       --       --       --       --       --
NY Wealthmark No. of Units         --         --     17,097      2,712         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --         --  18.456762  14.149028  12.500000       --       --       --       --       --
Value at End of Year               --         --  20.095553  18.456762  14.149028       --       --       --       --       --
No. of Units                       --         --     15,899    114,321      8,612       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  18.388717  17.614657         --       --       --       --       --       --
Value at End of Year               --         --  20.028328  18.388717         --       --       --       --       --       --
No. of Units                       --         --      5,622         --         --       --       --       --       --       --

Wealthmark ALL

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
SVS INDEX 500 PORTFOLIO (MERGED INTO SCUDDER VIT EQUITY 500 INDEX FUND EFF 9-16-05) -CLASS B SHARES (units first credited
9-16-2002)

Contracts with no Optional Benefits
Value at Start of Year             --         -- $17.583220 $14.004948 $12.500000       --       --       --       --       --
Value at End of Year               --         --  19.115976  17.583220  14.004948       --       --       --       --       --
Wealthmark No. of Units            --         --    847,115     86,229      4,019       --       --       --       --       --
NY Wealthmark No. of Units         --         --    194,905     59,744         --       --       --       --       --       --

Wealthmark Contracts with EER
Value at Start of Year             --         --  17.626575  14.011463  12.500000       --       --       --       --       --
Value at End of Year               --         --  19.030766  17.626575  14.011463       --       --       --       --       --
No. of Units                       --         --     77,596    595,368     29,541       --       --       --       --       --

NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year             --         --  17.550772  17.238875         --       --       --       --       --       --
Value at End of Year               --         --  18.967106  17.550772         --       --       --       --       --       --
No. of Units                       --         --     15,825      4,363         --       --       --       --       --       --